First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments
July 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 81.4%
	Collateralized Mortgage Obligations — 33.7%
	Federal Home Loan Mortgage Corporation
$27	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (a)	3.10%	08/15/23	$27
861	Series 1993-1579, Class PM	6.70%	09/15/23	858
2,790	Series 1993-1630, Class PK	6.00%	11/15/23	2,782
11,239	Series 1994-1710, Class G, 30 Day Average SOFR + 1.61% (a)	6.68%	04/15/24	11,273
782	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	60
3,006	Series 1998-2102, Class Z	6.00%	12/15/28	3,009
2,093	Series 2002-2405, Class BF	7.00%	03/25/24	2,082
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	153,746
75,731	Series 2002-2427, Class GE	6.00%	03/15/32	76,842
102,738	Series 2002-2437, Class SA, IO, 30 Day Average SOFR ×-1+ 7.79% (b)	2.72%	01/15/29	4,351
143,814	Series 2003-2557, Class HL	5.30%	01/15/33	142,971
88,964	Series 2003-2564, Class AC	5.50%	02/15/33	89,054
219,654	Series 2003-2574, Class PE	5.50%	02/15/33	220,106
92,249	Series 2003-2577, Class LI, IO	5.50%	02/15/33	11,261
737,000	Series 2003-2581, Class LL	5.25%	03/15/33	731,517
18,597	Series 2003-2597, Class AE	5.50%	04/15/33	18,408
1,040,000	Series 2003-2613, Class LL	5.00%	05/15/33	1,025,745
272,394	Series 2003-2626, Class ZW	5.00%	06/15/33	258,959
593,819	Series 2003-2626, Class ZX	5.00%	06/15/33	532,351
360,134	Series 2004-2771, Class NL	6.00%	03/15/34	365,176
257,244	Series 2004-2793, Class PE	5.00%	05/15/34	253,795
670,737	Series 2004-2891, Class ZA	6.50%	11/15/34	728,508
241,066	Series 2004-2907, Class DZ	4.00%	12/15/34	226,089
785,000	Series 2005-2973, Class GE	5.50%	05/15/35	793,047
95,483	Series 2005-3031, Class BI, IO, 30 Day Average SOFR ×-1+ 6.58% (b)	1.51%	08/15/35	7,479
1,922,269	Series 2005-3054, Class ZW	6.00%	10/15/35	1,925,864
23,728	Series 2005-3074, Class ZH	5.50%	11/15/35	24,063
160,370	Series 2006-243, Class 11, IO, STRIPS (c)	7.00%	08/15/36	24,150
73,184	Series 2006-3117, Class ZU	6.00%	02/15/36	79,824
20,248	Series 2006-3150, Class DZ	5.50%	05/15/36	20,282
2,994,017	Series 2006-3196, Class ZK	6.50%	04/15/32	3,156,348
27,535	Series 2007-3274, Class B	6.00%	02/15/37	27,051
170,468	Series 2007-3322, Class NF, 1 Mo. LIBOR ×2,566.67 - 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	148,997
32,677	Series 2007-3340, Class PF, 30 Day Average SOFR + 0.41% (a)	5.48%	07/15/37	31,982
65,935	Series 2007-3360, Class CB	5.50%	08/15/37	65,633
60,885	Series 2007-3380, Class FS, 30 Day Average SOFR + 0.46% (a)	5.53%	11/15/36	58,665
148,051	Series 2008-3406, Class B	6.00%	01/15/38	150,939
94,448	Series 2008-3413, Class B	5.50%	04/15/37	94,105
167,391	Series 2008-3420, Class AZ	5.50%	02/15/38	165,618
142,786	Series 2008-3448, Class SA, IO, 30 Day Average SOFR ×-1+ 5.94% (b)	0.87%	05/15/38	394
1,315,364	Series 2009-3542, Class ZP	5.00%	06/15/39	1,291,062
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	173,224
800,993	Series 2009-3563, Class ZP	5.00%	08/15/39	789,750

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,089,516	Series 2009-3572, Class JS, IO, 30 Day Average SOFR ×-1+ 6.69% (b)	1.62%	09/15/39	$59,405
35,742	Series 2009-3585, Class QZ	5.00%	08/15/39	30,877
98,222	Series 2009-3587, Class FX, 30 Day Average SOFR + 0.11% (a)	5.18%	12/15/37	89,646
376,952	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)	4.79%	03/15/36	368,489
1,053,150	Series 2009-3605, Class NC	5.50%	06/15/37	1,067,221
489,996	Series 2010-3622, Class PB	5.00%	01/15/40	483,360
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	104,651
494,390	Series 2010-3667, Class PL	5.00%	05/15/40	482,245
48,418	Series 2010-3699, Class FD, 30 Day Average SOFR + 0.71% (a)	5.78%	07/15/40	48,041
258,314	Series 2010-3704, Class ED	4.00%	12/15/36	254,770
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	396,522
217,948	Series 2010-3735, Class IK, IO	3.50%	10/15/25	5,107
56,566	Series 2010-3735, Class JI, IO	4.50%	10/15/30	5,060
190,993	Series 2010-3740, Class SC, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	10/15/40	16,005
158,380	Series 2010-3770, Class GZ	4.50%	10/15/40	139,395
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	588,832
166,535	Series 2011-3819, Class ZQ	6.00%	04/15/36	170,362
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	292,323
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,362,800
1,942,747	Series 2011-3925, Class ZD	4.50%	09/15/41	1,845,260
7,940,805	Series 2011-3954, Class GS, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	11/15/41	722,213
303,209	Series 2012-267, Class S5, IO, STRIPS, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	08/15/42	20,712
6,361,922	Series 2012-276, Class S5, IO, STRIPS, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	09/15/42	583,424
374,571	Series 2012-3999, Class WA (c)	5.55%	08/15/40	374,758
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	1,767,711
26,474	Series 2012-4012, Class GC	3.50%	06/15/40	25,643
21,482	Series 2012-4015, Class KB	1.75%	05/15/41	19,207
196,091	Series 2012-4021, Class IP, IO	3.00%	03/15/27	6,739
1,190,279	Series 2012-4026, Class GZ	4.50%	04/15/42	1,095,078
321,507	Series 2012-4030, Class IL, IO	3.50%	04/15/27	10,738
622,364	Series 2012-4054, Class AI, IO	3.00%	04/15/27	18,367
694,637	Series 2012-4090, Class YZ	4.50%	08/15/42	600,237
23,785	Series 2012-4097, Class ES, IO, 30 Day Average SOFR ×-1+ 5.99% (b)	0.92%	08/15/42	2,272
2,327,321	Series 2012-4097, Class SA, IO, 30 Day Average SOFR ×-1+ 5.94% (b)	0.87%	08/15/42	229,658
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,102,601
195,707	Series 2012-4103, Class HI, IO	3.00%	09/15/27	7,749
28,071	Series 2012-4116, Class AS, IO, 30 Day Average SOFR ×-1+ 6.04% (b)	0.97%	10/15/42	2,872
708,603	Series 2012-4121, Class HI, IO	3.50%	10/15/27	28,534
1,104,955	Series 2012-4132, Class AI, IO	4.00%	10/15/42	177,921
268,737	Series 2012-4136, Class TU, IO, 30 Day Average SOFR ×-22.50 + 136.92%, 4.50% Cap (b)	4.50%	08/15/42	44,073
249,777	Series 2012-4145, Class YI, IO	3.00%	12/15/27	9,886

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$200,592	Series 2013-299, Class S1, IO, STRIPS, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	01/15/43	$18,051
212,831	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	9,281
137,768	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	5,185
583,000	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	18,460
641,288	Series 2013-4151, Class DI, IO	3.50%	11/15/31	18,032
1,951,593	Series 2013-4154, Class IB, IO	3.50%	01/15/28	82,493
7,264,113	Series 2013-4170, Class CO, PO	(d)	11/15/32	6,038,162
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	839,265
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	662,911
2,509,615	Series 2013-4193, Class AI, IO	3.00%	04/15/28	115,759
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	735,112
14,266,306	Series 2013-4199, Class BZ	3.50%	05/15/43	12,827,776
1,205,693	Series 2013-4203, Class US, 30 Day Average SOFR ×-1.50+ 5.83%, 0.00% Floor (b)	0.00%	05/15/33	814,242
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	419,790
14,234,925	Series 2013-4218, Class ZK	2.50%	02/15/43	10,900,780
5,388,000	Series 2013-4224, Class ME	4.00%	07/15/43	4,908,209
11,838	Series 2013-4226, Class NS, 1 Mo. LIBOR ×-3+ 10.50%, 0.00% Floor (b)	0.00%	01/15/43	7,456
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,393,505
122,159	Series 2013-4265, Class IB, IO	4.50%	12/15/24	1,914
4,257,745	Series 2014-4316, Class XZ	4.50%	03/15/44	4,096,384
8,293,013	Series 2014-4329, Class VZ	4.00%	04/15/44	7,734,689
2,133,973	Series 2014-4387, Class IE, IO	2.50%	11/15/28	76,740
13,187,443	Series 2015-4499, Class CZ	3.50%	08/15/45	11,311,360
458,194	Series 2015-4512, Class W (c) (e)	5.38%	05/15/38	455,107
71,362	Series 2015-4520, Class AI, IO	3.50%	10/15/35	7,203
79,565	Series 2015-4522, Class JZ	2.00%	01/15/45	78,307
287,928	Series 2016-4546, Class PZ	4.00%	12/15/45	221,348
487,391	Series 2016-4546, Class ZT	4.00%	01/15/46	373,469
5,276,092	Series 2016-4559, Class LI, IO	2.50%	03/15/31	316,581
149,608	Series 2016-4568, Class MZ	4.00%	04/15/46	109,768
10,041,645	Series 2016-4570, Class ST, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	04/15/46	991,121
3,705,189	Series 2016-4572, Class LI, IO	4.00%	08/15/45	560,048
18,524,914	Series 2016-4585, Class DS, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	05/15/46	1,737,478
7,332,570	Series 2016-4587, Class ZH	4.00%	03/15/44	6,707,133
1,096,982	Series 2016-4591, Class GI, IO	4.00%	12/15/44	150,105
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	690,641
136,619	Series 2016-4605, Class KS, 1 Mo. LIBOR ×-1.57+ 4.71%, 0.00% Floor (b)	0.00%	08/15/43	85,576
181,096	Series 2016-4609, Class YI, IO	4.00%	04/15/54	8,417
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	477,413
2,725,485	Series 2018-4774, Class SL, IO, 30 Day Average SOFR ×-1+ 6.09% (b)	1.02%	04/15/48	285,901
4,228,170	Series 2018-4826, Class ME	3.50%	09/15/48	3,850,019
2,569,628	Series 2018-4833, Class PY	4.00%	10/15/48	2,391,405
3,362,842	Series 2019-4872, Class BZ	4.00%	04/15/49	2,857,553

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$6,290,194	Series 2019-4910, Class SA, IO, 30 Day Average SOFR ×-1+ 5.94% (b)	0.87%	06/15/49	$895,510
10,231,250	Series 2019-4919, Class FP, 30 Day Average SOFR + 0.56% (a)	5.63%	09/25/49	9,890,693
10,625,171	Series 2019-4928, Class F, 30 Day Average SOFR + 0.61% (a)	5.68%	11/25/49	10,297,742
7,900,172	Series 2019-4938, Class BS, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	12/25/49	809,211
8,713,299	Series 2019-4943, Class NS, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	01/25/50	1,503,890
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	647,869
39,207,764	Series 2020-4991, Class DA	2.00%	02/25/44	35,382,137
37,414,653	Series 2020-5001, Class A	2.00%	01/25/45	33,225,828
39,058,196	Series 2020-5004, Class F, 30 Day Average SOFR + 0.46% (a)	5.53%	07/25/50	37,368,902
13,319,793	Series 2020-5034, Class IO, IO (c)		10/15/45	620,801
18,141,765	Series 2020-5045, Class AF, 30 Day Average SOFR + 0.25% (a)	5.32%	11/25/50	17,052,011
18,251,646	Series 2020-5045, Class BF, 30 Day Average SOFR + 0.30% (a)	5.37%	11/25/50	17,237,511
8,815,818	Series 2021-5178, Class HL	2.00%	01/25/52	5,772,634
18,147,077	Series 2022-5200, Class TZ	2.50%	11/25/49	11,157,594
11,893,522	Series 2022-5208, Class HZ	3.50%	03/25/52	9,802,445
13,906,456	Series 2022-5208, Class Z	3.00%	04/25/52	10,636,842
9,750,000	Series 2022-5210, Class LB	3.00%	08/25/50	7,406,371
12,417,137	Series 2022-5220, Class KZ	4.00%	02/25/51	11,083,696
6,688,780	Series 2022-5221, Class VE	3.50%	07/25/33	6,216,736
33,673,000	Series 2022-5221, Class YC	4.00%	05/25/52	30,286,304
5,088,458	Series 2022-5222, Class BZ	3.50%	05/25/37	4,574,606
7,635,213	Series 2022-5222, Class DP	3.25%	05/25/52	7,047,554
19,084,734	Series 2022-5223, Class GZ	3.00%	08/25/51	12,898,683
13,409,964	Series 2022-5224, Class DZ	4.00%	04/25/52	11,890,099
10,889,606	Series 2022-5225, Class HZ	4.00%	08/25/51	9,177,964
14,499,175	Series 2022-5225, Class NZ	4.00%	05/25/52	12,220,660
8,481,215	Series 2022-5228, Class DZ	4.50%	06/25/52	7,622,056
8,917,916	Series 2022-5230, Class DL	3.50%	09/25/44	7,626,645
9,012,236	Series 2022-5232, Class GO, PO	(d)	08/25/51	5,312,001
8,751,548	Series 2022-5255, Class KZ	4.00%	09/25/52	7,575,515
7,871,994	Series 2022-5270, Class AL	3.00%	11/25/48	5,893,974
	Federal National Mortgage Association Grantor Trust
1,796,344	Series 2005-T1, Class A1, 1 Mo. LIBOR + 0.40%, 5.41% Cap (a)	5.41%	05/25/35	1,606,689
8,512,989	Series 2022-18, Class Z	3.50%	04/25/52	6,543,501
17,075,668	Series 2022-23, Class EZ	3.00%	03/25/52	11,270,358
26,743,267	Series 2022-29, Class JZ	1.50%	06/25/42	18,293,376
	Federal National Mortgage Association
1,008	Series 1993-169, Class L	6.50%	09/25/23	1,004
296	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate ×-2.17+ 21.99% (b)	13.87%	09/25/23	294
654	Series 1993-230, Class FA, 30 Day Average SOFR + 0.71% (a)	5.78%	12/25/23	654
7,215	Series 1994-61, Class FG, 30 Day Average SOFR + 1.61% (a)	6.68%	04/25/24	7,235
13,007	Series 1996-51, Class AY, IO	7.00%	12/18/26	761
2,767	Series 1998-37, Class VZ	6.00%	06/17/28	2,759
13,275	Series 2001-34, Class SR, IO, 30 Day Average SOFR ×-1+ 7.99% (b) (f)	2.92%	08/18/31	304

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,486	Series 2001-42, Class SB, 30 Day Average SOFR ×-16+ 126.17%, 8.50% Cap (b)	8.50%	09/25/31	$1,461
51,833	Series 2001-46, Class F, 30 Day Average SOFR + 0.51% (a)	5.58%	09/18/31	51,785
5,129	Series 2002-22, Class G	6.50%	04/25/32	5,272
49,779	Series 2002-30, Class Z	6.00%	05/25/32	50,604
76,187	Series 2002-80, Class CZ	4.50%	09/25/32	71,339
61,963	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	11,748
54,633	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	7,210
147,508	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	19,902
11,778	Series 2003-14, Class AT	4.00%	03/25/33	11,382
31,243	Series 2003-21, Class OA	4.00%	03/25/33	30,166
65,278	Series 2003-32, Class UI, IO	6.00%	05/25/33	10,132
284,063	Series 2003-45, Class JB	5.50%	06/25/33	284,780
10,815	Series 2003-63, Class F1, 30 Day Average SOFR + 0.41% (a)	5.48%	11/25/27	10,781
355,000	Series 2003-71, Class NH	4.29%	08/25/33	338,781
125,055	Series 2003-109, Class YB	6.00%	11/25/33	126,337
171,795	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	20,764
171,421	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	25,520
34,979	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	4,792
51,346	Series 2003-348, Class 18, IO, STRIPS (c)	7.50%	12/25/33	7,948
154,596	Series 2004-10, Class ZB	6.00%	02/25/34	155,557
477,067	Series 2004-18, Class EZ	6.00%	04/25/34	488,007
192,713	Series 2004-25, Class LC	5.50%	04/25/34	193,199
210,202	Series 2004-25, Class UC	5.50%	04/25/34	210,277
46,012	Series 2004-28, Class ZH	5.50%	05/25/34	45,145
610,039	Series 2004-60, Class AC	5.50%	04/25/34	600,504
1,258,173	Series 2005-2, Class S, IO, 30 Day Average SOFR ×-1+ 6.49% (b)	1.42%	02/25/35	77,866
253,200	Series 2005-2, Class TB, IO, 1 Mo. LIBOR ×-1+ 5.90%, 0.40% Cap (b)	0.40%	07/25/33	2,005
62,404	Series 2005-29, Class ZT	5.00%	04/25/35	59,610
58,722	Series 2005-40, Class SA, IO, 30 Day Average SOFR ×-1+ 6.59% (b)	1.52%	05/25/35	3,697
324,672	Series 2005-52, Class TZ	6.50%	06/25/35	353,121
1,168,183	Series 2005-57, Class KZ	6.00%	07/25/35	1,193,225
7,832	Series 2005-67, Class SC, 30 Day Average SOFR ×-2.15+ 14.16% (b)	3.26%	08/25/35	7,373
31,483	Series 2005-79, Class NS, IO, 30 Day Average SOFR ×-1+ 5.98% (b)	0.91%	09/25/35	1,791
3,151,841	Series 2005-86, Class WZ	5.50%	10/25/35	3,130,987
11,628	Series 2005-87, Class SC, 30 Day Average SOFR ×-1.67+ 13.64% (b)	5.19%	10/25/35	11,780
60,756	Series 2005-95, Class WZ	6.00%	11/25/35	65,779
17,839	Series 2005-102, Class DS, 30 Day Average SOFR ×-2.75+ 19.49% (b)	5.55%	11/25/35	15,768
87,331	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	12,724
75,228	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	12,658
36,057	Series 2006-5, Class 2A2 (a)	4.45%	02/25/35	35,392
16,279,399	Series 2006-5, Class N2, IO (e)	0.00%	02/25/35	10,175

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$37,513	Series 2006-15, Class IS, IO, 30 Day Average SOFR ×-1+ 6.47% (b)	1.40%	03/25/36	$3,493
582,881	Series 2006-20, Class PI, IO, 30 Day Average SOFR ×-1+ 6.57% (b)	1.50%	11/25/30	12,630
28,078	Series 2006-31, Class PZ	6.00%	05/25/36	29,984
33,391	Series 2006-42, Class CF, 30 Day Average SOFR + 0.56% (a)	5.63%	06/25/36	33,000
388,172	Series 2006-80, Class PH	6.00%	08/25/36	399,693
36,403	Series 2006-85, Class MZ	6.50%	09/25/36	37,446
169,259	Series 2006-117, Class GF, 30 Day Average SOFR + 0.46% (a)	5.53%	12/25/36	165,842
1,436,417	Series 2006-118, Class A1, 30 Day Average SOFR + 0.17% (a)	5.21%	12/25/36	1,393,457
313,274	Series 2007-7, Class KA	5.75%	08/25/36	315,664
19,319	Series 2007-25, Class FB, 30 Day Average SOFR + 0.44% (a)	5.51%	04/25/37	18,754
896,670	Series 2007-57, Class ZG	4.75%	06/25/37	863,232
582,995	Series 2007-60, Class ZS	4.75%	07/25/37	567,359
505,051	Series 2007-68, Class AE	6.50%	07/25/37	519,651
259,154	Series 2007-116, Class PB	5.50%	08/25/35	261,065
58,880	Series 2007-117, Class MD	5.50%	07/25/37	56,552
2,526,262	Series 2007-W10, Class 3A (e)	3.35%	06/25/47	2,493,665
127,440	Series 2008-3, Class FZ, 30 Day Average SOFR + 0.66% (a)	5.73%	02/25/38	118,357
21,670	Series 2008-8, Class ZA	5.00%	02/25/38	20,902
6,833	Series 2008-17, Class IP, IO	6.50%	02/25/38	443
35	Series 2009-14, Class BS, IO, 30 Day Average SOFR ×-1+ 6.14% (b) (f)	1.07%	03/25/24	0
1,460,363	Series 2009-37, Class NZ	5.71%	02/25/37	1,469,006
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	4,378,781
2,465,335	Series 2009-85, Class J	4.50%	10/25/39	2,395,759
163,873	Series 2009-91, Class HL	5.00%	11/25/39	162,071
97,000	Series 2009-92, Class DB	5.00%	11/25/39	96,742
863,295	Series 2009-103, Class PZ	6.00%	12/25/39	919,751
153,477	Series 2009-106, Class SN, IO, 30 Day Average SOFR ×-1+ 6.14% (b)	1.07%	01/25/40	9,898
287,940	Series 2009-109, Class PZ	4.50%	01/25/40	266,601
46,824	Series 2009-115, Class HZ	5.00%	01/25/40	46,685
33,195	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	306
207,213	Series 2010-3, Class DZ	4.50%	02/25/40	190,452
123,074	Series 2010-21, Class KO, PO	(d)	03/25/40	103,733
500,000	Series 2010-35, Class EP	5.50%	04/25/40	502,818
283,366	Series 2010-38, Class KC	4.50%	04/25/40	274,088
293,708	Series 2010-45, Class WB	5.00%	05/25/40	295,738
333,455	Series 2010-68, Class BI, IO	5.50%	07/25/50	65,800
30,407	Series 2010-75, Class MT (e)	1.58%	12/25/39	26,350
1,342	Series 2010-110, Class KI, IO (f)	5.50%	10/25/25	2
79,186	Series 2010-115, Class PO, PO	(d)	04/25/40	67,086
201,752	Series 2010-129, Class SM, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	11/25/40	4,213
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	2,652,917
149,229	Series 2011-9, Class AZ	5.00%	05/25/40	141,908
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	1,598,522
89,315	Series 2011-30, Class LS, IO (c)	0.35%	04/25/41	4,646

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$138,778	Series 2011-30, Class ZB	5.00%	04/25/41	$135,389
286,917	Series 2011-52, Class GB	5.00%	06/25/41	283,678
652,305	Series 2011-73, Class PI, IO	4.50%	05/25/41	25,535
166,416	Series 2011-74, Class TQ, IO, 30 Day Average SOFR ×-6.43+ 55.19%, 4.50% Cap (b)	4.50%	12/25/33	19,847
1,184,042	Series 2011-101, Class EI, IO	3.50%	10/25/26	29,128
750,000	Series 2011-105, Class MB	4.00%	10/25/41	666,424
1,857,865	Series 2011-111, Class PZ	4.50%	11/25/41	1,791,956
3,501,732	Series 2011-123, Class JS, IO, 30 Day Average SOFR ×-1+ 6.54% (b)	1.47%	03/25/41	151,264
776,952	Series 2012-39, Class PB	4.25%	04/25/42	744,365
362,009	Series 2012-52, Class BZ	4.00%	05/25/42	319,486
84,653	Series 2012-66, Class DI, IO	3.50%	06/25/27	3,300
1,700,709	Series 2012-101, Class AI, IO	3.00%	06/25/27	38,515
1,982,031	Series 2012-103, Class HI, IO	3.00%	09/25/27	68,527
197,683	Series 2012-111, Class B	7.00%	10/25/42	204,914
130,585	Series 2012-118, Class IB, IO	3.50%	11/25/42	19,289
6,687,137	Series 2012-122, Class SD, IO, 30 Day Average SOFR ×-1+ 5.99% (b)	0.92%	11/25/42	620,741
435,138	Series 2012-133, Class KO, PO	(d)	12/25/42	209,115
477,505	Series 2012-138, Class MA	1.00%	12/25/42	391,894
780,527	Series 2012-146, Class QA	1.00%	01/25/43	645,389
261,507	Series 2012-409, Class 49, IO, STRIPS (c)	3.50%	11/25/41	38,900
290,952	Series 2012-409, Class 53, IO, STRIPS (c)	3.50%	04/25/42	43,181
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	483,582
270,599	Series 2013-13, Class IK, IO	2.50%	03/25/28	10,667
6,407,096	Series 2013-19, Class ZD	3.50%	03/25/43	5,572,402
51,919	Series 2013-23, Class ZB	3.00%	03/25/43	36,265
750,000	Series 2013-41, Class DB	3.00%	05/25/43	590,651
1,013,099	Series 2013-43, Class IX, IO	4.00%	05/25/43	201,376
313,032	Series 2013-51, Class PI, IO	3.00%	11/25/32	26,313
324,594	Series 2013-52, Class MD	1.25%	06/25/43	265,095
487,273	Series 2013-55, Class AI, IO	3.00%	06/25/33	47,923
135,272	Series 2013-70, Class JZ	3.00%	07/25/43	115,430
78,668	Series 2013-75, Class FC, 30 Day Average SOFR + 0.36% (a)	5.43%	07/25/42	77,883
12,022,598	Series 2013-75, Class ZG	3.25%	07/25/43	9,459,915
379,979	Series 2013-105, Class BN	4.00%	05/25/43	334,749
156,099	Series 2013-105, Class KO, PO	(d)	10/25/43	131,922
195,852	Series 2013-106, Class KN	3.00%	10/25/43	152,475
19,720,476	Series 2013-115, Class Z	3.00%	11/25/33	18,150,249
46,254,662	Series 2013-119, Class VZ	3.00%	10/25/33	42,494,487
37,751,836	Series 2013-119, Class ZB	3.00%	12/25/33	34,406,528
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	963,290
47,603	Series 2014-29, Class GI, IO	3.00%	05/25/29	2,044
1,135,445	Series 2014-44, Class NI, IO	4.50%	08/25/29	23,826
344,812	Series 2014-46, Class KA (a) (c)	6.50%	08/25/44	811,076
86,488	Series 2014-68, Class GI, IO	4.50%	10/25/43	6,725
620,312	Series 2014-82, Class GZ	4.00%	12/25/44	505,793
394,367	Series 2014-84, Class LI, IO	3.50%	12/25/26	10,264

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$875,000	Series 2015-16, Class MY	3.50%	04/25/45	$737,063
238,046	Series 2015-76, Class BI, IO	4.00%	10/25/39	6,047
27,811	Series 2015-93, Class KI, IO	3.00%	09/25/44	836
4,939,433	Series 2016-2, Class EZ	2.50%	02/25/46	4,337,232
8,774,460	Series 2016-37, Class PY	3.00%	06/25/46	7,000,865
15,878,869	Series 2016-40, Class MS, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	07/25/46	1,929,916
11,510,000	Series 2016-50, Class GY	3.00%	08/25/46	9,179,479
6,268,902	Series 2016-62, Class SB, IO, 30 Day Average SOFR ×-1+ 5.99% (b)	0.92%	09/25/46	306,499
794,944	Series 2016-71, Class NI, IO	3.50%	04/25/46	90,124
2,834,231	Series 2016-73, Class PI, IO	3.00%	08/25/46	498,298
345,486	Series 2016-74, Class HI, IO	3.50%	10/25/46	56,550
258,352	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	4.71%	11/25/46	252,224
7,240,730	Series 2017-18, Class AS, IO, 30 Day Average SOFR ×-1+ 5.94% (b)	0.87%	03/25/47	893,318
597,364	Series 2017-46, Class BY	3.00%	06/25/47	443,509
12,541,092	Series 2017-50, Class BZ	3.00%	07/25/47	10,381,636
5,151,326	Series 2017-65, Class SA, IO, 30 Day Average SOFR ×-1+ 5.79% (b)	0.72%	09/25/47	454,287
4,168,869	Series 2017-84, Class ZK	3.50%	10/25/57	3,453,941
3,017,508	Series 2017-87, Class GI, IO	4.00%	06/25/44	456,356
2,229,886	Series 2017-87, Class ZA	4.00%	11/25/57	1,803,850
2,667,141	Series 2018-17, Class Z	3.50%	03/25/48	2,103,984
20,633,917	Series 2018-84, Class ZM	4.00%	11/25/48	19,131,311
4,164,622	Series 2018-86, Class DL	3.50%	12/25/48	3,816,048
2,309,115	Series 2018-92, Class DB	3.50%	01/25/49	2,111,123
6,349,917	Series 2018-94, Class AZ	4.00%	01/25/49	5,947,252
6,934,492	Series 2019-8, Class DY	3.50%	03/25/49	6,342,717
8,551,608	Series 2019-17, Class GZ	4.00%	11/25/56	7,387,607
9,367,663	Series 2019-26, Class GA	3.50%	06/25/49	8,623,818
3,850,374	Series 2019-27, Class HA	3.00%	06/25/49	3,382,324
6,368,678	Series 2019-29, Class HT	3.00%	06/25/49	5,640,567
5,465,612	Series 2019-34, Class JA	3.00%	07/25/49	4,830,585
12,912,287	Series 2019-34, Class LA	3.00%	07/25/49	11,242,612
3,287,175	Series 2019-37, Class A	3.00%	07/25/49	2,908,070
6,340,460	Series 2019-38, Class CF, 30 Day Average SOFR + 0.56% (a)	5.63%	07/25/49	6,114,021
12,460,883	Series 2019-41, Class SN, IO, 30 Day Average SOFR ×-1+ 5.94% (b)	0.87%	08/25/49	1,145,232
9,764,759	Series 2019-57, Class JA	2.50%	10/25/49	8,444,337
3,965,299	Series 2019-59, Class PT	2.50%	10/25/49	3,391,131
9,051,034	Series 2019-66, Class C	3.00%	11/25/49	8,104,881
36,682,238	Series 2019-68, Class KP	2.50%	11/25/49	30,481,619
20,132,108	Series 2019-70, Class WA, PO	(d)	11/25/42	16,623,680
11,937,114	Series 2020-9, Class SJ, IO, 30 Day Average SOFR ×-1+ 5.89% (b)	0.82%	02/25/50	1,727,192
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	3,840,381
18,524,743	Series 2020-34, Class FA, 30 Day Average SOFR + 0.56% (a)	5.63%	06/25/50	17,856,913
6,865,476	Series 2020-38, Class NF, 30 Day Average SOFR + 0.56% (a)	5.63%	06/25/50	6,545,069

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$12,929,090	Series 2020-93, Class NI, IO	3.00%	01/25/51	$1,281,300
9,870,505	Series 2021-18, Class JC	1.50%	04/25/36	8,533,738
10,407,588	Series 2022-15, Class ZH	3.00%	04/25/52	6,938,460
	Government National Mortgage Association
16,555	Series 2001-60, Class PZ	6.00%	12/20/31	16,499
205,653	Series 2002-72, Class ZB	6.00%	10/20/32	207,497
139,777	Series 2003-4, Class MZ	5.50%	01/20/33	139,222
247,509	Series 2003-18, Class PG	5.50%	03/20/33	246,654
1,597,508	Series 2003-35, Class TZ	5.75%	04/16/33	1,592,640
134,848	Series 2003-62, Class MZ	5.50%	07/20/33	134,680
153,346	Series 2003-84, Class Z	5.50%	10/20/33	152,246
83,862	Series 2004-37, Class B	6.00%	04/17/34	84,509
493,174	Series 2004-49, Class MZ	6.00%	06/20/34	497,844
34,840	Series 2004-68, Class ZC	6.00%	08/20/34	35,127
41,209	Series 2004-71, Class ST, 1 Mo. CME Term SOFR ×-6.25+ CSA + 44.50%, 7.00% Cap (b)	7.00%	09/20/34	41,394
266,393	Series 2004-88, Class SM, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.10% (b)	0.76%	10/16/34	6,860
1,152,450	Series 2004-92, Class BZ	5.50%	11/16/34	1,146,057
252,751	Series 2004-105, Class JZ	5.00%	12/20/34	246,116
207,340	Series 2004-105, Class KA	5.00%	12/16/34	202,971
251,703	Series 2005-3, Class JZ	5.00%	01/16/35	235,525
251,703	Series 2005-3, Class KZ	5.00%	01/16/35	241,336
71,783	Series 2005-7, Class MA, 1 Mo. CME Term SOFR ×-2.81+ CSA + 18.97% (b)	3.97%	12/17/34	68,197
109,281	Series 2005-33, Class AY	5.50%	04/16/35	108,853
96,891	Series 2005-41, Class PA	4.00%	05/20/35	93,248
1,921,250	Series 2005-78, Class ZA	5.00%	10/16/35	1,892,830
169,818	Series 2005-93, Class PO, PO	(d)	06/20/35	151,702
496,173	Series 2006-38, Class OH	6.50%	08/20/36	496,714
202,136	Series 2006-61, Class ZA	5.00%	11/20/36	197,550
481,765	Series 2007-16, Class OZ	6.00%	04/20/37	486,295
111,610	Series 2007-27, Class SD, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.20% (b)	0.83%	05/20/37	2,916
88,092	Series 2007-41, Class OL, PO	(d)	07/20/37	78,213
158,542	Series 2007-42, Class SB, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.75% (b)	1.38%	07/20/37	6,333
482,134	Series 2007-71, Class ZD	6.00%	11/20/37	479,889
157,647	Series 2007-81, Class FZ, 1 Mo. CME Term SOFR + CSA + 0.35% (a)	5.72%	12/20/37	156,677
73,358	Series 2008-33, Class XS, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 7.70% (b)	2.36%	04/16/38	3,757
436,519	Series 2008-47, Class ML	5.25%	06/16/38	434,307
127,164	Series 2008-54, Class PE	5.00%	06/20/38	125,210
353,038	Series 2008-71, Class JI, IO	6.00%	04/20/38	19,586
95,387	Series 2009-14, Class KI, IO	6.50%	03/20/39	10,472
31,299	Series 2009-14, Class KS, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.30% (b)	0.93%	03/20/39	711
73,792	Series 2009-25, Class SE, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 7.60% (b)	2.23%	09/20/38	2,775

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$2,572,400	Series 2009-29, Class PC	7.00%	05/20/39	$2,677,568
435,529	Series 2009-32, Class SZ	5.50%	05/16/39	436,550
3,732,423	Series 2009-57, Class VB	5.00%	06/16/39	3,659,142
299,716	Series 2009-61, Class PZ	7.50%	08/20/39	324,634
7,863,117	Series 2009-61, Class WQ, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.25% (b)	0.91%	11/16/35	491,497
947,834	Series 2009-69, Class ZB	6.00%	08/20/39	931,634
455,000	Series 2009-75, Class JN	5.50%	09/16/39	451,157
653,721	Series 2009-78, Class KZ	5.50%	09/16/39	656,023
91,055	Series 2009-79, Class OK, PO	(d)	11/16/37	77,375
153,816	Series 2009-81, Class TZ	5.50%	09/20/39	152,839
69,000	Series 2009-94, Class AL	5.00%	10/20/39	68,001
311,183	Series 2009-106, Class DZ	5.50%	11/20/39	310,751
3,318,353	Series 2009-106, Class SL, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.10% (b)	0.73%	04/20/36	109,970
52,922	Series 2009-106, Class WZ	5.50%	11/16/39	52,853
732,000	Series 2009-126, Class LB	5.00%	12/20/39	721,776
17,714	Series 2010-4, Class WA	3.00%	01/16/40	16,705
8,157	Series 2010-42, Class CO, PO	(d)	06/16/39	8,040
986,120	Series 2010-59, Class ZD	6.50%	05/20/40	1,066,487
1,024,461	Series 2010-85, Class SL, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.60% (b)	1.23%	07/20/37	27,127
89,000	Series 2010-116, Class BM	4.50%	09/16/40	86,513
1,406,100	Series 2010-116, Class JB	5.00%	06/16/40	1,386,632
540,503	Series 2010-157, Class OP, PO	(d)	12/20/40	448,014
7,037	Series 2010-166, Class DI, IO (f)	4.50%	02/20/39	12
162,326	Series 2011-4, Class PZ	5.00%	01/20/41	161,188
771,202	Series 2011-35, Class BP	4.50%	03/16/41	747,428
159,875	Series 2011-48, Class LI, IO	5.50%	01/16/41	17,461
5,202,112	Series 2011-61, Class WS, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.47% (b)	1.10%	02/20/38	171,957
38,664	Series 2011-63, Class BI, IO	6.00%	02/20/38	2,100
508,971	Series 2011-71, Class ZC	5.50%	07/16/34	505,735
1,261,868	Series 2011-81, Class IC, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.72%, 0.62% Cap (b)	0.62%	07/20/35	13,447
165,296	Series 2011-112, Class IP, IO	0.50%	08/16/26	2
239,265	Series 2011-129, Class CL	5.00%	03/20/41	235,221
2,889	Series 2011-136, Class GB	2.50%	05/20/40	2,745
34,103	Series 2011-151, Class TB, IO, 1 Mo. CME Term SOFR ×-70+ CSA + 465.50%, 3.50% Cap (b)	3.50%	04/20/41	2,601
6,679,187	Series 2012-84, Class QS, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.10% (b)	0.76%	07/16/42	301,266
6,711,842	Series 2012-84, Class SJ, 1 Mo. CME Term SOFR ×-0.57+ CSA + 2.51%, 0.00% Floor (b)	0.00%	07/16/42	3,977,061
251,623	Series 2012-108, Class KB	2.75%	09/16/42	196,765
2,391,594	Series 2012-143, Class TI, IO	3.00%	12/16/27	88,809
1,407,854	Series 2012-149, Class PC (c)	6.33%	12/20/42	1,444,587
12,228,905	Series 2013-4, Class IC, IO	4.00%	09/20/42	2,033,353
66,600	Series 2013-5, Class IA, IO	3.50%	10/16/42	8,449
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	1,821,697

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$155,943	Series 2013-69, Class PI, IO	5.00%	05/20/43	$14,898
953,680	Series 2013-70, Class PM	2.50%	05/20/43	749,133
1,625,453	Series 2013-91, Class PB	3.50%	09/20/42	1,575,997
719,192	Series 2013-130, Class WS, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.10% (b)	0.73%	09/20/43	72,073
688,000	Series 2013-183, Class PB	4.50%	12/20/43	666,070
1,635,006	Series 2014-44, Class IC, IO	3.00%	04/20/28	66,736
5,265,059	Series 2014-44, Class ID, IO (c) (e)	0.33%	03/16/44	48,186
17,980	Series 2014-91, Class JI, IO	4.50%	01/20/40	1,043
612,369	Series 2014-94, Class Z	4.50%	01/20/44	573,559
1,453,608	Series 2014-115, Class QI, IO	3.00%	03/20/29	28,794
2,540,029	Series 2014-116, Class SB, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 5.60% (b)	0.23%	08/20/44	221,236
1,067,524	Series 2014-118, Class TV, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.25% (b)	0.88%	05/20/44	77,499
11,390,956	Series 2015-24, Class BZ	3.00%	02/20/45	9,969,365
4,383,644	Series 2015-66, Class LI, IO	5.00%	05/16/45	391,588
13,160	Series 2015-95, Class IK, IO (c) (f)	0.00%	05/16/37	0
2,683,927	Series 2015-124, Class DI, IO	3.50%	01/20/38	52,344
390,361	Series 2015-137, Class WA (c) (e)	5.55%	01/20/38	395,747
298,031	Series 2015-138, Class MI, IO	4.50%	08/20/44	30,286
57,662	Series 2015-151, Class KW (c)	4.85%	04/20/34	56,034
20,009,772	Series 2015-164, Class MZ	3.00%	09/20/45	15,407,574
3,323,859	Series 2015-168, Class GI, IO	5.50%	02/16/33	117,764
199,816	Series 2016-16, Class KZ	3.00%	02/16/46	156,231
6,114,037	Series 2016-37, Class AF, 1 Mo. LIBOR + 0.47% (a)	5.68%	11/20/43	5,860,075
50,426	Series 2016-55, Class PB (c)	5.74%	03/20/31	50,037
830,787	Series 2016-69, Class WI, IO	4.50%	05/20/46	199,590
2,421,035	Series 2016-75, Class SA, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.00% (b)	0.63%	05/20/40	141,571
416,274	Series 2016-78, Class UI, IO	4.00%	06/20/46	44,042
7,231,381	Series 2016-83, Class BP	3.00%	06/20/46	5,940,060
276,681	Series 2016-99, Class JA (c)	5.52%	11/20/45	279,856
1,058,238	Series 2016-109, Class ZM	3.50%	08/20/36	922,608
5,726,747	Series 2016-111, Class PI, IO	3.50%	06/20/45	522,062
7,023,272	Series 2016-120, Class AS, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.10% (b)	0.73%	09/20/46	744,939
464,000	Series 2016-141, Class PC	5.00%	10/20/46	459,755
336,640	Series 2016-145, Class LZ	3.00%	10/20/46	242,671
7,498,590	Series 2016-156, Class ZM	3.50%	11/20/46	6,792,003
303,000	Series 2016-160, Class LE	2.50%	11/20/46	213,116
176,184	Series 2016-167, Class KI, IO	6.00%	12/16/46	23,423
2,000,231	Series 2017-12, Class SD, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.10% (b)	0.73%	01/20/47	208,334
993,061	Series 2017-17, Class KZ	4.50%	02/20/47	920,827
3,554,743	Series 2017-32, Class DI, IO	5.50%	05/20/35	524,353
6,276,277	Series 2017-33, Class PZ	3.00%	02/20/47	5,189,065
3,859,887	Series 2017-56, Class BI, IO	6.00%	04/16/47	580,951
3,421,322	Series 2017-123, Class IO, IO	5.00%	08/16/47	717,467

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$4,395,128	Series 2017-130, Class LS, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.20% (b)	0.86%	08/16/47	$295,895
3,848,440	Series 2017-133, Class JI, IO	7.00%	06/20/41	478,548
3,177,970	Series 2017-186, Class TI, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 6.50%, 0.50% Cap (b)	0.50%	05/20/40	40,301
932,433	Series 2018-44, Class Z	2.50%	09/20/47	683,651
5,536,132	Series 2018-78I, Class EZ	3.00%	04/20/48	4,922,873
4,557,316	Series 2018-79, Class IO, IO	5.00%	06/20/48	551,335
5,414,236	Series 2018-131, Class IA, IO	5.00%	04/20/44	538,897
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	9,177,665
6,795,474	Series 2018-155, Class KD	4.00%	11/20/48	6,443,672
4,772,128	Series 2018-160, Class GY	4.50%	11/20/48	4,494,380
970,212	Series 2019-27, Class DI, IO	5.50%	01/20/40	146,274
9,237,496	Series 2019-128, Class EF, 1 Mo. CME Term SOFR + CSA + 0.57%, 4.00% Cap (a)	4.00%	10/20/49	8,448,078
2,099,431	Series 2019-128, Class ES, IO, 1 Mo. CME Term SOFR ×-1+ CSA + 3.43%, 0.00% Floor (b)	0.00%	10/20/49	27,226
3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	661,145
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	2,933,619
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,613,472
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	4,671,405
17,127,736	Series 2021-8, Class DI, IO	3.50%	01/20/51	1,469,380
45,811,224	Series 2021-27, Class IO, IO	2.50%	02/20/51	5,736,193
6,547,719	Series 2021-46, Class IL, IO	3.00%	03/20/51	799,901
23,218,286	Series 2021-91, Class IB, IO	3.00%	05/20/51	2,880,639
88,270,303	Series 2021-97, Class NI, IO	2.50%	08/20/49	7,711,064
5,748,527	Series 2022-60, Class CZ	3.00%	03/20/52	3,727,922
33,095,836	Series 2022-63, Class AZ	3.00%	08/20/51	26,355,154
17,034,065	Series 2022-63, Class BZ	3.50%	11/20/46	14,263,609
19,772,821	Series 2022-63, Class HZ	2.50%	11/20/51	14,054,521
11,344,233	Series 2022-63, Class MZ	3.00%	05/20/51	8,608,566
15,948,112	Series 2022-65, Class BZ	3.50%	04/20/52	12,449,391
7,294,225	Series 2022-68, Class DZ	3.50%	04/20/52	5,606,636
12,713,447	Series 2022-68, Class MZ	3.50%	04/20/52	9,964,208
22,565,340	Series 2022-68, Class XA	3.50%	02/20/49	21,186,600
13,123,996	Series 2022-68, Class Z	3.50%	04/20/52	10,560,184
17,645,435	Series 2022-68, Class ZC	3.50%	04/20/52	13,689,925
12,991,946	Series 2022-69, Class QL	3.00%	04/20/52	10,932,699
16,359,279	Series 2022-76, Class PG	4.00%	04/20/52	15,643,549
10,917,513	Series 2022-78, Class AM	3.50%	04/20/52	8,672,836
14,345,813	Series 2022-90, Class KZ	3.00%	04/20/51	10,855,288
8,791,425	Series 2022-90, Class ZG	1.50%	02/20/52	4,371,892
22,341,349	Series 2022-124, Class EY	4.00%	07/20/52	19,555,664
12,000,000	Series 2022-124, Class MY	3.50%	07/20/52	10,148,347
9,985,160	Series 2022-154, Class EZ	3.50%	09/20/52	7,996,302
10,173,000	Series 2022-204, Class YC	4.00%	07/20/52	9,281,718
	Seasoned Credit Risk Transfer Trust
5,835,817	Series 2018-1, Class HA	3.00%	05/25/57	5,292,823
8,712,419	Series 2018-2, Class MA	3.50%	11/25/57	8,202,878

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Seasoned Credit Risk Transfer Trust (Continued)
$8,948,134	Series 2018-3, Class MA	3.50%	08/25/57	$8,412,323
28,470,095	Series 2018-4, Class MA	3.50%	03/25/58	26,712,858
21,119,817	Series 2019-1, Class MA	3.50%	07/25/58	19,786,891
5,241,053	Series 2019-3, Class MA	3.50%	10/25/58	4,913,380
25,075,546	Series 2020-2, Class MAU	2.50%	11/25/59	22,612,353
15,000,000	Series 2022-1, Class MBU	3.25%	11/25/61	11,163,816
	Seasoned Loans Structured Transaction Trust
17,596,586	Series 2018-2, Class A1	3.50%	11/25/28	16,598,518
3,704,769	Series 2019-3, Class A1C	2.75%	11/25/29	3,382,543
10,000,000	Series 2022-1, Class A2	3.50%	05/25/32	8,936,406
	Vendee Mortgage Trust
1,353,082	Series 2003-2, Class Z	5.00%	05/15/33	1,340,437
5,001,754	Series 2010-1, Class DZ	4.25%	04/15/40	4,728,711
8,363,692	Series 2011-1, Class DZ	3.75%	09/15/46	7,604,633
				1,450,196,694
	Commercial Mortgage-Backed Securities — 15.7%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
79,276,000	Series 2020-RR02, Class DX, IO (c)	1.82%	09/27/28	6,006,358
50,000,000	Series 2020-RR06, Class BX, IO (c)	1.84%	05/27/33	5,599,922
37,600,000	Series 2020-RR09, Class AX, IO (c)	2.63%	11/27/28	4,117,200
47,500,000	Series 2020-RR09, Class BX, IO (c)	2.20%	02/27/29	4,621,750
96,907,000	Series 2020-RR10, Class X, IO (c)	2.01%	12/27/27	6,251,480
112,919,000	Series 2020-RR11, Class AX, IO (c)	2.84%	01/27/29	12,609,326
44,200,500	Series 2020-RR11, Class BX, IO (c)	2.44%	12/27/28	3,452,709
36,993,236	Series 2021-P009, Class X, IO (e)	1.40%	01/25/31	1,623,825
4,185,575	Series 2021-P011, Class X1, IO (e)	1.78%	09/25/45	507,644
112,345,000	Series 2021-RR15, Class X, IO (e)	1.56%	10/27/34	12,487,136
100,924,000	Series 2021-RR18, Class X, IO (e) (g) (h)	1.90%	10/27/28	7,609,670
32,013,000	Series 2021-RR19, Class X, IO (e)	1.98%	04/27/29	1,966,418
55,000,000	Series 2021-RR20, Class X, IO (e)	1.85%	04/25/33	7,368,894
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
58,227,224	Series 2014-K036, Class X1, IO (e)	0.71%	10/25/23	30,610
1,487,756	Series 2016-K054, Class A1	2.30%	01/25/25	1,450,365
29,868,000	Series 2016-K152, Class A2	3.08%	01/25/31	27,036,953
281,547,524	Series 2016-KIR1, Class X, IO (e)	1.03%	03/25/26	6,375,616
5,900,000	Series 2018-K156, Class A3	3.70%	06/25/33	5,489,733
30,175,200	Series 2018-K157, Class A2	3.99%	05/25/33	28,901,807
1,900,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,791,958
8,000,000	Series 2018-K158, Class A3	3.90%	10/25/33	7,507,455
9,101,000	Series 2018-K159, Class A3	3.95%	11/25/33	8,542,524
24,146,362	Series 2018-K733, Class A2	3.75%	08/25/25	23,443,536
3,000,000	Series 2019-1513, Class A2	2.73%	12/25/31	2,597,656
73,914,439	Series 2019-K097, Class X1, IO (e)	1.09%	07/25/29	3,887,693
57,464,071	Series 2019-K099, Class X1, IO (e)	0.88%	09/25/29	2,487,522
57,790,000	Series 2019-K099, Class XAM, IO (e)	1.14%	09/25/29	3,391,757
125,378,637	Series 2019-K100, Class X1, IO (e)	0.65%	09/25/29	4,144,240
69,346,195	Series 2019-K101, Class X1, IO (c)	0.83%	10/25/29	2,890,128
64,993,000	Series 2019-K102, Class XAM, IO (c)	1.08%	10/25/29	3,666,993

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$59,029,000	Series 2019-K103, Class XAM, IO (e)	0.90%	11/25/29	$2,842,817
101,957,015	Series 2019-K734, Class X1, IO (e)	0.65%	02/25/26	1,254,571
68,018,000	Series 2019-K734, Class XAM, IO (e)	0.42%	02/25/26	725,781
41,677,464	Series 2019-K735, Class X1, IO (e)	0.96%	05/25/26	877,565
53,915,080	Series 2019-K736, Class X1, IO (e)	1.29%	07/25/26	1,619,356
28,557,440	Series 2019-K1510, Class X1, IO (e)	0.48%	01/25/34	994,324
15,795,451	Series 2019-K1511, Class X1, IO (e)	0.78%	03/25/34	856,453
157,894,688	Series 2019-K1512, Class X1, IO (e)	0.91%	04/25/34	9,945,613
56,829,256	Series 2019-K1513, Class X1, IO (e)	0.86%	08/25/34	3,420,058
7,100,000	Series 2020-K108, Class A2	1.52%	03/25/30	5,857,125
8,471,000	Series 2020-K109, Class A2	1.56%	04/25/30	6,983,266
35,529,637	Series 2020-K109, Class XAM, IO (e)	1.80%	04/25/30	3,554,420
108,394,517	Series 2020-K110, Class X1, IO (e)	1.70%	04/25/30	9,310,254
24,006,055	Series 2020-K110, Class XAM, IO (e)	1.87%	04/25/30	2,430,627
29,273,633	Series 2020-K112, Class XAM, IO (e)	1.67%	05/25/30	2,725,668
82,019,000	Series 2020-K113, Class XAM, IO (e)	1.59%	06/25/30	7,279,227
53,269,611	Series 2020-K114, Class XAM, IO (e)	1.34%	06/25/30	4,072,776
120,659,976	Series 2020-K115, Class X1, IO (e)	1.33%	06/25/30	8,583,292
55,537,412	Series 2020-K115, Class XAM, IO (e)	1.55%	07/25/30	4,869,998
16,404,811	Series 2020-K116, Class X1, IO (e)	1.42%	07/25/30	1,231,217
55,652,865	Series 2020-K116, Class XAM, IO (e)	1.60%	08/25/30	5,111,666
8,000,000	Series 2020-K117, Class A2	1.41%	08/25/30	6,455,877
63,500,000	Series 2020-K117, Class XAM, IO (e)	1.43%	09/25/30	5,239,067
10,000,000	Series 2020-K118, Class A2	1.49%	09/25/30	8,106,125
77,335,111	Series 2020-K118, Class X1, IO (e)	0.96%	09/25/30	4,094,662
37,151,661	Series 2020-K118, Class XAM, IO (e)	1.17%	09/25/30	2,544,358
14,000,000	Series 2020-K119, Class A2	1.57%	09/25/30	11,400,606
51,000,000	Series 2020-K119, Class XAM, IO (e)	1.13%	10/25/30	3,387,247
7,000,000	Series 2020-K120, Class A2	1.50%	10/25/30	5,655,064
77,535,017	Series 2020-K120, Class XAM, IO (e)	1.21%	10/25/30	5,459,101
28,159,154	Series 2020-K121, Class X1, IO (e)	1.02%	10/25/30	1,572,751
24,471,000	Series 2020-K121, Class XAM, IO (e)	1.19%	11/25/30	1,748,406
78,037,614	Series 2020-K122, Class X1, IO (e)	0.88%	11/25/30	3,822,860
35,410,560	Series 2020-K122, Class XAM, IO (e)	1.08%	11/25/30	2,279,034
74,431,580	Series 2020-K737, Class X1, IO (c)	0.63%	10/25/26	1,183,723
38,645,000	Series 2020-K738, Class XAM, IO (c)	1.37%	03/25/27	1,709,164
129,823,191	Series 2020-K739, Class X1, IO (e)	1.21%	09/25/27	4,848,844
46,072,531	Series 2020-K739, Class XAM, IO (e)	1.57%	09/25/27	2,484,788
70,811,000	Series 2020-K740, Class XAM (e)	1.11%	10/25/27	2,865,749
3,100,000	Series 2020-K1515, Class A2	1.94%	02/25/35	2,358,132
89,770,704	Series 2020-K1515, Class X1, IO (e)	1.51%	02/25/35	10,227,594
44,645,152	Series 2020-K1516, Class X1, IO (e)	1.51%	05/25/35	5,195,303
55,746,461	Series 2020-K1517, Class X1, IO (e)	1.32%	07/25/35	5,925,693
89,802,214	Series 2020-KG04, Class X1, IO (e)	0.85%	11/25/30	4,214,840
5,700,000	Series 2021-K123, Class A2	1.62%	12/25/30	4,636,154
4,725,000	Series 2021-K124, Class A2	1.66%	12/25/30	3,845,329
64,367,000	Series 2021-K128, Class XAM, IO (e)	0.73%	03/25/31	2,990,639
145,926,842	Series 2021-K129, Class X1, IO (e)	1.03%	05/25/31	8,642,488

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$27,836,000	Series 2021-K129, Class XAM, IO (e)	1.22%	05/25/31	$2,125,902
41,565,013	Series 2021-K130, Class XAM, IO (e)	1.21%	07/25/31	3,272,659
48,086,863	Series 2021-K131, Class XAM, IO (e)	0.94%	07/25/31	2,924,451
78,491,000	Series 2021-K132, Class XAM, IO (e)	0.86%	09/25/31	4,341,604
107,703,000	Series 2021-K741, Class XAM, IO (e)	0.95%	12/25/27	3,872,881
106,919,157	Series 2021-K744, Class X1, IO (e)	0.86%	07/25/28	3,753,001
2,900,000	Series 2021-K1521, Class A2	2.18%	08/25/36	2,167,248
9,821,864	Series 2021-K1522, Class A1	1.91%	11/25/35	7,904,996
6,900,000	Series 2021-K1522, Class A2	2.36%	10/25/36	5,252,161
143,990,000	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	2,742,362
64,440,957	Series 2021-KG06, Class X1, IO (e)	0.53%	10/25/31	2,176,687
15,000,000	Series 2022-K145, Class A2	2.58%	05/25/32	12,791,608
200,000,000	Series 2022-K148, Class XAM, IO (e)	0.25%	08/25/32	4,325,322
	Federal Home Loan Mortgage Corporation Multifamily ML Certificates
7,489,275	Series 2023-ML15, Class A (e)	4.14%	01/25/40	6,933,860
	Federal National Mortgage Association Alternative Credit Enhancement Securities
29,907,388	Series 2023-M1, Class 2A1 (e)	3.94%	12/25/37	28,492,320
24,447,220	Series 2023-M1, Class Z (e)	3.94%	01/25/53	19,543,446
	FREMF Mortgage Trust
4,505,000	Series 2015-K44, Class B (e) (i)	3.72%	01/25/48	4,331,188
8,205,000	Series 2015-K45, Class B (e) (i)	3.61%	04/25/48	7,870,718
	Government National Mortgage Association
2,919,169	Series 2011-31, Class Z (c)	3.53%	09/16/52	2,607,263
19,237,749	Series 2012-120, Class Z (c)	2.46%	01/16/55	13,006,094
91,176	Series 2013-74, Class AG (e)	2.53%	12/16/53	72,477
5,348	Series 2013-194, Class AE (c)	2.75%	11/16/44	4,941
16,658,762	Series 2015-30, Class DZ	2.95%	05/16/55	14,396,110
6,566,024	Series 2015-70, Class IO, IO (c)	0.57%	12/16/49	113,947
3,966,386	Series 2015-125, Class VA (c)	2.70%	05/16/35	3,708,788
15,783,280	Series 2016-11, Class IO, IO (c)	0.78%	01/16/56	539,321
7,594,155	Series 2016-26, Class IO, IO (c)	0.64%	02/16/58	177,385
10,354,173	Series 2016-52, Class IO, IO (c)	0.76%	03/16/58	332,284
3,677,907	Series 2016-110, Class VA	2.10%	01/16/38	3,149,167
9,642,471	Series 2016-127, Class IO, IO (c)	0.85%	05/16/58	377,865
3,245,737	Series 2017-23, Class Z	2.50%	05/16/59	2,039,948
4,223,176	Series 2017-35, Class Z (c)	2.50%	05/16/59	2,743,647
6,569,541	Series 2017-76, Class B	2.60%	12/16/56	4,949,816
2,293,951	Series 2017-106, Class AE	2.60%	12/16/56	1,875,514
2,685,789	Series 2017-146, Class Z	2.60%	09/16/57	1,773,466
4,415,893	Series 2018-4, Class Z	2.50%	10/16/59	2,675,637
17,660,212	Series 2018-123, Class Z	2.50%	06/16/60	13,887,972
25,258,171	Series 2018-170, Class Z	2.50%	11/16/60	19,028,273
18,661,098	Series 2019-7, Class Z	2.50%	01/16/61	12,632,462
1,922,744	Series 2019-104, Class Z	2.80%	05/16/61	1,146,795
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	3,747,988
8,922,397	Series 2020-169, Class Z	1.83%	06/16/62	3,741,593

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$22,939,378	Series 2022-43, Class Z	2.00%	09/16/61	$12,716,449
19,560,099	Series 2022-106, Class Z	2.00%	05/16/63	12,269,596
5,479,801	Series 2022-109, Class Z (c)	2.25%	08/16/64	2,348,743
4,880,231	Series 2022-166, Class Z (e)	2.50%	04/16/65	2,434,347
				678,618,852
	Pass-Through Securities — 32.0%
	Federal Home Loan Mortgage Corporation
931,081	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	2.93%	12/01/48	910,325
3,317,422	Pool 840359, 12 Mo. LIBOR + 1.66% (a)	4.28%	06/01/46	3,335,407
71,066	Pool A19763	5.00%	04/01/34	70,303
322,822	Pool A47828	3.50%	08/01/35	301,795
143,847	Pool A47937	5.50%	08/01/35	147,117
58,923	Pool A48972	5.50%	05/01/36	60,313
59,934	Pool A54675	5.50%	01/01/36	61,515
132,447	Pool A65324	5.50%	09/01/37	132,774
73,880	Pool A97294	4.00%	02/01/41	70,790
616,823	Pool B70791	4.00%	06/01/39	600,579
2,451	Pool C01310	6.50%	03/01/32	2,527
9,206	Pool C03458	5.00%	02/01/40	9,259
82,224	Pool C04269	3.00%	10/01/42	73,939
14,590	Pool C91482	3.50%	07/01/32	13,918
7,467	Pool E02883	4.00%	04/01/26	7,292
12,047	Pool G01443	6.50%	08/01/32	12,416
199,970	Pool G02017	5.00%	12/01/35	201,124
93,231	Pool G04814	5.50%	10/01/38	95,557
15,888	Pool G05173	4.50%	11/01/31	15,469
210,613	Pool G05275	5.50%	02/01/39	215,260
51,170	Pool G05449	4.50%	05/01/39	50,409
155,479	Pool G06583	5.00%	06/01/41	156,379
402,181	Pool G07100	5.50%	07/01/40	412,218
38,794	Pool G07266	4.00%	12/01/42	37,001
298,301	Pool G07329	4.00%	01/01/43	285,909
280,011	Pool G07683	4.00%	03/01/44	268,115
1,520	Pool G08113	6.50%	02/01/36	1,575
284	Pool G13625	5.50%	01/01/24	283
14,164	Pool G13733	5.00%	11/01/24	14,093
15,297	Pool G14088	4.00%	02/01/26	14,941
4,501	Pool G14106	6.00%	10/01/24	4,481
24	Pool G14233	6.00%	01/01/24	24
158,695	Pool G14348	4.00%	10/01/26	155,023
3,330	Pool G14376	4.00%	09/01/25	3,259
1,116	Pool G14995	5.50%	12/01/24	1,113
178	Pool G15821	5.00%	07/01/25	177
33,927	Pool G15949	4.00%	01/01/29	33,142
287	Pool G15957	5.50%	12/01/24	287
12,262	Pool G18287	5.50%	12/01/23	12,231
7,726	Pool G60020	4.50%	12/01/43	7,483
333,991	Pool G60114	5.50%	06/01/41	342,521
492,017	Pool G60168	4.50%	07/01/45	481,883

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$184,014	Pool G60194	3.50%	08/01/45	$170,561
164,706	Pool G60808	3.00%	10/01/46	147,280
2,632	Pool H09034	5.50%	05/01/37	2,620
15,864	Pool J09465	4.00%	04/01/24	15,614
6,329	Pool J09504	4.00%	04/01/24	6,228
2,279	Pool J09798	4.00%	05/01/24	2,243
4,539	Pool J10623	4.00%	09/01/24	4,483
122,770	Pool N70075	5.00%	01/01/35	119,632
224,404	Pool N70081	5.50%	07/01/38	219,873
48,725	Pool Q07189	4.00%	04/01/42	46,701
16,845	Pool Q07479	3.50%	04/01/42	15,711
70,289	Pool Q11791	3.50%	10/01/42	65,532
46,632	Pool Q11836	3.50%	10/01/42	43,450
334,391	Pool Q14034	3.50%	12/01/42	312,703
315,663	Pool Q54651	4.50%	03/01/48	309,230
658,323	Pool Q55037	4.50%	04/01/48	649,411
1,798,175	Pool Q61217	4.00%	01/01/49	1,712,058
2,508,979	Pool QO0748	4.50%	08/01/37	2,477,058
2,872,739	Pool QO0750	4.50%	08/01/37	2,835,309
967,461	Pool QO0773	4.50%	08/01/37	955,157
4,843,126	Pool QO0807	4.50%	09/01/37	4,781,505
10,530,829	Pool SC0252	3.00%	01/01/42	9,492,617
6,480,245	Pool SC0277	3.00%	05/01/42	5,868,134
10,126,982	Pool SD0887	3.50%	09/01/49	9,384,234
15,692,569	Pool SD0948	3.00%	05/01/47	14,092,775
22,523,102	Pool SD0949	3.00%	09/01/48	20,227,929
16,863,973	Pool SD0954	3.00%	02/01/47	15,146,012
10,960,024	Pool SD0961	3.50%	11/01/48	10,127,906
19,410,185	Pool SD1170	3.50%	09/01/49	17,963,822
5,285,561	Pool SD1289	3.00%	10/01/50	4,711,465
7,262,473	Pool SD1361	3.50%	02/01/50	6,732,663
274,456	Pool U50165	4.00%	05/01/32	259,951
1,738,905	Pool U59020	4.00%	06/01/35	1,648,056
853,773	Pool U64762	4.50%	10/01/45	840,043
81,824	Pool U80068	3.50%	10/01/32	77,814
49,278	Pool U80212	3.50%	02/01/33	46,871
68,369	Pool U90245	3.50%	10/01/42	63,340
693,872	Pool U90690	3.50%	06/01/42	642,882
9,617	Pool U90932	3.00%	02/01/43	8,695
23,979	Pool U92272	4.50%	12/01/43	23,483
78,882	Pool U99045	3.50%	03/01/43	73,104
87,677	Pool U99084	4.50%	02/01/44	86,519
43,034	Pool U99091	4.50%	03/01/44	42,136
117,201	Pool U99096	4.50%	05/01/44	114,757
10,738,950	Pool ZA4196	3.00%	04/01/43	9,644,912
1,246,762	Pool ZS2492	6.50%	04/01/35	1,308,566
48,075,280	Pool ZT0779	3.00%	09/01/47	42,416,602
	Federal National Mortgage Association
33,169	Pool 190371	6.50%	07/01/36	34,447

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$19,364	Pool 255190	5.50%	05/01/34	$19,782
6,758	Pool 255984	4.50%	11/01/25	6,605
52,094	Pool 256181	5.50%	03/01/36	51,782
249,353	Pool 256576	5.50%	01/01/37	249,858
4,653	Pool 256808	5.50%	07/01/37	4,550
34,839	Pool 256936	6.00%	10/01/37	35,148
40,567	Pool 545759	6.50%	07/01/32	42,263
9,040	Pool 555851	6.50%	01/01/33	9,260
261,899	Pool 735415	6.50%	12/01/32	272,290
2,495	Pool 745875	6.50%	09/01/36	2,591
35,055	Pool 747097	6.00%	10/01/29	34,863
217,641	Pool 788149	5.50%	05/01/33	218,468
208,770	Pool 850000	5.50%	01/01/36	213,604
32,862	Pool 871039	5.50%	02/01/37	32,536
72,728	Pool 888163	7.00%	12/01/33	75,223
8,063	Pool 890149	6.50%	10/01/38	8,502
7,419	Pool 890231	5.00%	07/01/25	7,372
155	Pool 890378	6.00%	05/01/24	154
659,785	Pool 890556	4.50%	10/01/43	641,429
61,438	Pool 922386	5.50%	01/01/37	59,870
8,104	Pool 930562	5.00%	02/01/39	8,142
85,683	Pool 953115	5.50%	11/01/38	85,145
31,796	Pool 976871	6.50%	08/01/36	32,592
12,384	Pool 995097	6.50%	10/01/37	13,060
60,964	Pool 995149	6.50%	10/01/38	63,384
30,652	Pool 995228	6.50%	11/01/38	32,510
232	Pool 995252	5.00%	12/01/23	231
82	Pool 995259	6.50%	11/01/23	81
87,086	Pool AA3303	5.50%	06/01/38	85,384
361,976	Pool AB0460	5.50%	02/01/37	362,197
6,590	Pool AB2133	4.00%	01/01/26	6,437
834,055	Pool AB2506	5.00%	03/01/41	837,465
876,088	Pool AB2959	4.50%	07/01/40	838,384
418,682	Pool AB8676	3.50%	05/01/42	377,966
4,501	Pool AC1232	5.00%	07/01/24	4,473
6,439	Pool AD0889	6.00%	09/01/24	6,402
6,530	Pool AD5222	4.50%	05/01/30	6,386
151,741	Pool AE0137	4.50%	03/01/36	148,963
2,509,713	Pool AE7733	5.00%	11/01/40	2,514,440
383,132	Pool AE9959	5.00%	03/01/41	379,754
190,936	Pool AH0979	3.50%	01/01/41	173,010
76,705	Pool AH1141	4.50%	12/01/40	75,475
112,397	Pool AI6093	4.50%	06/01/31	109,693
19,700	Pool AI6581	4.50%	07/01/41	19,384
269,419	Pool AI9114	4.00%	06/01/42	257,759
1,167,263	Pool AI9124	4.00%	08/01/42	1,116,805
895,557	Pool AI9158	6.50%	01/01/41	959,218
59,236	Pool AL0212	5.50%	02/01/38	60,528
236	Pool AL0399	6.00%	08/01/24	235

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$59	Pool AL0446	6.00%	05/01/24	$58
5	Pool AL1195	6.00%	09/01/23	5
60,642	Pool AL2142	6.50%	09/01/38	63,059
190	Pool AL2589	5.50%	05/01/25	190
63,817	Pool AL2892	3.50%	12/01/42	59,376
381,805	Pool AL3093	3.50%	02/01/43	354,999
146	Pool AL4962	6.00%	05/01/24	146
459,828	Pool AL5890	4.50%	03/01/43	452,456
75	Pool AL6057	6.00%	08/01/24	75
12,425	Pool AL6948	5.00%	09/01/25	12,347
396,323	Pool AL7637	5.00%	01/01/42	388,898
901,756	Pool AL7905	4.50%	03/01/34	879,407
13,007,922	Pool AL9401	4.00%	02/01/46	12,476,686
6,776,697	Pool AL9566	3.50%	06/01/46	6,270,293
680,699	Pool AL9777	4.50%	01/01/47	665,563
9,410,675	Pool AN2973	2.84%	10/01/36	7,771,025
179,827	Pool AP1197	3.50%	09/01/42	167,514
107,833	Pool AP7963	4.00%	09/01/42	103,887
1,460,490	Pool AQ0411	3.50%	10/01/42	1,360,526
39,486	Pool AQ9715	3.00%	01/01/43	35,597
218,576	Pool AQ9999	3.00%	02/01/43	197,250
2,055,211	Pool AS1719	5.00%	02/01/44	2,060,224
311,310	Pool AS5236	4.00%	05/01/45	292,339
157,656	Pool AS7211	3.00%	04/01/46	142,142
182,030	Pool AS9990	4.50%	07/01/47	176,524
63,936	Pool AT0332	3.00%	04/01/43	55,600
60,862	Pool AY0013	4.50%	01/01/45	58,900
231,354	Pool BE3631	4.50%	05/01/47	225,754
10,080	Pool BH9428	4.50%	09/01/47	9,853
32,405	Pool BJ6232	5.00%	04/01/48	31,847
575,897	Pool BJ9100	4.50%	02/01/48	568,362
369,441	Pool BJ9111	4.50%	03/01/48	361,935
991,256	Pool BJ9124	4.50%	04/01/48	976,696
204,367	Pool BK4769	5.00%	08/01/48	203,142
77,912	Pool BK4851	5.00%	05/01/48	76,564
6,000,000	Pool BL0516	4.09%	12/01/38	5,568,383
11,666,522	Pool BM3867	4.00%	02/01/46	11,193,004
4,176,935	Pool BM4785	4.50%	10/01/38	4,161,562
5,167,839	Pool BM5671	4.50%	01/01/49	5,059,389
897,237	Pool BN4059	4.00%	12/01/48	837,272
4,465,557	Pool BV7981	4.50%	08/01/37	4,397,021
2,474,429	Pool BV7982	4.50%	08/01/37	2,441,291
4,370,663	Pool BV8046	4.50%	09/01/52	4,248,614
3,691,852	Pool CA2947	4.00%	12/01/48	3,503,356
13,331,669	Pool CB3540	3.00%	05/01/42	11,873,528
1,699,356	Pool FM1284	3.50%	02/01/46	1,580,558
1,539,335	Pool FM1285	4.00%	10/01/43	1,473,245
4,724,585	Pool FM2450	3.50%	12/01/39	4,436,267
27,485,477	Pool FM2863	3.50%	09/01/48	25,432,824

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$79,086,736	Pool FM2972	4.00%	12/01/44	$75,640,195
92,043,682	Pool FM3003	4.00%	05/01/49	88,482,141
6,499,545	Pool FM8218	4.00%	04/01/48	6,200,628
4,587,652	Pool FM9408	4.50%	06/01/46	4,480,377
13,295,184	Pool FS0045	3.00%	09/01/47	11,908,586
14,313,192	Pool FS0074	3.00%	01/01/47	12,947,358
37,299,831	Pool FS0742	3.50%	05/01/44	34,836,931
15,118,801	Pool FS1540	3.00%	04/01/42	13,540,711
28,015,249	Pool FS1541	3.00%	04/01/42	25,020,262
37,188,847	Pool FS1797	3.50%	07/01/46	34,571,768
9,203,386	Pool FS1884	4.00%	05/01/42	8,745,014
45,375,801	Pool FS2044	4.50%	07/01/44	44,414,773
36,414,139	Pool FS2045	4.50%	12/01/43	35,680,406
26,973,060	Pool FS2127	3.50%	06/01/48	24,958,802
8,526,424	Pool FS2787	4.00%	10/01/48	8,155,763
16,584,663	Pool FS2796	3.50%	08/01/47	15,365,334
13,403,741	Pool FS2871	3.50%	07/01/42	12,452,363
13,468,610	Pool FS2872	3.50%	08/01/42	12,475,303
17,723,669	Pool FS2925	3.00%	08/01/48	15,919,182
1,825,963	Pool FS4013	4.00%	04/01/42	1,747,666
1,751,717	Pool FS4015	5.50%	03/01/49	1,790,276
61,621	Pool MA0096	4.50%	06/01/29	60,264
1,514	Pool MA0293	4.50%	01/01/30	1,481
24,784	Pool MA0295	5.00%	01/01/30	24,715
21,164	Pool MA0353	4.50%	03/01/30	20,697
2,654	Pool MA0777	5.00%	06/01/31	2,647
25,663	Pool MA1222	4.00%	10/01/32	24,929
45,508	Pool MA1228	3.00%	09/01/42	41,027
1,857	Pool MA2509	3.00%	01/01/46	1,634
154,004	Pool MA3101	4.50%	08/01/47	150,579
94,526	Pool MA3123	5.00%	08/01/47	93,969
10,000,000	Pool TBA (j)	2.50%	10/15/37	9,093,750
50,000,000	Pool TBA	5.00%	10/15/38	49,679,688
85,000,000	Pool TBA (j)	5.50%	10/15/52	84,415,626
70,000,000	Pool TBA	4.00%	09/01/53	65,419,922
21,500,000	Pool TBA (j)	5.00%	09/01/53	21,010,371
79,000,000	Pool TBA	5.50%	09/01/53	78,469,220
81,000,000	Pool TBA	3.50%	10/15/53	73,613,496
81,000,000	Pool TBA (j)	4.00%	10/15/53	75,763,476
75,000,000	Pool TBA (j)	5.00%	10/15/53	73,338,868
	Government National Mortgage Association
46,382	Pool 3149	6.00%	10/20/31	47,818
29,359	Pool 3172	6.00%	12/20/31	30,677
32,138	Pool 3227	6.00%	04/20/32	33,030
6,611	Pool 3474	6.00%	11/20/33	6,849
5,778	Pool 4251	5.50%	10/20/23	5,768
20,150	Pool 455986	5.25%	07/15/25	19,469
57,542	Pool 487108	6.00%	04/15/29	58,060
26,410	Pool 553144	5.50%	04/15/33	26,513

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$86,299	Pool 604338	5.00%	05/15/33	$86,762
59,304	Pool 604897	5.00%	12/15/33	59,623
78,547	Pool 605389	5.00%	04/15/34	78,964
194,681	Pool 615403	4.50%	08/15/33	190,248
7,091	Pool 627123	5.50%	03/15/34	7,155
66,953	Pool 638704	5.50%	11/15/36	67,347
139,333	Pool 653143	4.90%	04/15/36	138,767
230,251	Pool 658324	5.50%	03/15/37	230,356
104,260	Pool 677190	5.00%	06/15/38	104,576
13,953	Pool 687833	6.00%	08/15/38	14,405
39,995	Pool 706840	4.50%	05/15/40	39,399
182,043	Pool 706855	4.50%	09/15/40	179,328
220,974	Pool 711483	4.00%	01/15/40	212,673
100,279	Pool 711543	4.00%	11/15/40	96,511
688,409	Pool 711563	4.50%	03/15/41	678,141
4,015,358	Pool 720225	4.50%	07/15/39	3,918,392
196,418	Pool 723216	4.50%	08/15/40	193,308
56,901	Pool 723248	5.00%	10/15/39	56,924
212,437	Pool 724230	5.00%	08/15/39	211,572
53,542	Pool 724267	5.00%	09/15/39	53,300
132,633	Pool 724340	4.50%	09/15/39	129,767
77,677	Pool 725272	4.50%	11/15/39	76,160
34,856	Pool 726394	4.50%	10/15/39	34,240
6,392	Pool 728921	4.50%	12/15/24	6,275
175,765	Pool 733595	4.50%	04/15/40	172,675
61,495	Pool 733733	5.00%	06/15/40	61,140
457,412	Pool 736317	4.25%	06/20/36	438,917
93,084	Pool 736617	4.00%	12/15/35	89,482
639,678	Pool 737673	4.50%	11/15/40	629,546
154,442	Pool 737996	4.00%	02/15/41	147,883
231,867	Pool 739341	3.50%	10/15/41	217,255
132,031	Pool 743673	4.50%	07/15/40	130,063
224,565	Pool 745478	5.00%	08/20/40	221,907
508,177	Pool 748939	4.00%	09/20/40	485,140
70,490	Pool 754384	4.50%	03/20/42	70,832
270,189	Pool 762905	4.50%	04/15/41	265,411
904,495	Pool 769102	4.50%	07/20/41	888,271
248,556	Pool 781623	5.00%	06/15/33	245,533
38,999	Pool 781697	6.00%	11/15/33	40,606
205,069	Pool 781824	5.50%	11/15/34	208,563
7,990	Pool 781862	5.50%	01/15/35	8,070
17,965	Pool 782070	7.00%	06/15/32	18,242
40,085	Pool 782810	4.50%	11/15/39	39,489
61,967	Pool 783091	5.50%	06/15/40	63,552
4,685	Pool 783220	5.50%	09/15/24	4,673
112,007	Pool 783375	5.00%	08/15/41	111,155
170,839	Pool 783760	5.00%	02/15/42	171,428
2,621,314	Pool 784063	5.00%	09/20/45	2,622,600
367,273	Pool 784343	5.00%	02/15/41	368,517

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$3,422,368	Pool 784752	4.00%	03/15/45	$3,294,227
1,375,102	Pool 785020	3.00%	05/20/50	1,196,726
1,840,535	Pool AC0197	4.00%	12/20/42	1,779,808
344,258	Pool AD0026	3.50%	06/20/33	325,908
65,716	Pool AD0856	3.75%	08/20/33	63,291
34,763	Pool AG8899	4.00%	12/20/43	33,272
532,269	Pool AI6317	4.50%	06/20/44	517,835
395,153	Pool AK2389	4.50%	11/20/44	383,764
102,292	Pool AN4469	5.00%	12/15/40	101,033
170,364	Pool AR8421	5.00%	10/20/41	167,880
853,629	Pool BB1216	4.50%	06/20/47	832,047
417,361	Pool BB4731	4.00%	07/20/47	397,517
283,386	Pool BB4757	4.00%	08/20/47	273,470
161,946	Pool BB4769	4.00%	08/20/47	154,491
230,170	Pool BD0483	4.50%	11/20/47	223,498
380,447	Pool BF0415	5.00%	06/20/35	375,129
269,249	Pool BL6909	5.00%	03/20/49	265,056
721,114	Pool CB3161	5.50%	03/20/50	721,493
115,485	Pool MA1017	6.00%	05/20/43	120,669
81,258	Pool MA1162	6.00%	07/20/43	84,908
10,668	Pool MA2215	3.50%	09/20/44	9,733
72,509	Pool MA2683	6.00%	03/20/45	75,724
74,462	Pool MA2759	6.00%	01/20/45	77,804
34,705	Pool MA2897	6.00%	03/20/45	36,255
153,567	Pool MA2966	6.00%	09/20/39	160,462
155,385	Pool MA3249	6.00%	04/20/40	162,361
312,285	Pool MA3459	6.00%	08/20/39	326,290
207,162	Pool MA4076	7.00%	01/20/39	214,144
2,104,121	Pool MA5714	6.00%	01/20/49	2,197,653
				1,377,805,499
	Total U.S. Government Agency Mortgage-Backed Securities			3,506,621,045
	(Cost $3,757,358,797)
MORTGAGE-BACKED SECURITIES — 14.0%
	Collateralized Mortgage Obligations — 8.2%
	Arroyo Mortgage Trust
9,000,000	Series 2019-2, Class M1 (i)	4.76%	04/25/49	7,824,055
2,371,097	Series 2019-3, Class A3 (i)	3.42%	10/25/48	2,173,915
2,489,106	Series 2021-1R, Class A2 (i)	1.48%	10/25/48	2,030,169
3,436,460	Series 2021-1R, Class A3 (i)	1.64%	10/25/48	2,801,050
	BRAVO Residential Funding Trust
1,559,137	Series 2021-NQM1, Class A2 (i)	1.26%	02/25/49	1,364,103
3,897,842	Series 2021-NQM1, Class A3 (i)	1.33%	02/25/49	3,365,125
2,438,881	Series 2021-NQM2, Class A1 (i)	0.97%	03/25/60	2,278,022
9,333,957	Series 2023-NQM1, Class A1, steps up to 6.76% on 01/01/27 (i) (k)	5.76%	01/25/63	9,221,802
	Chase Home Lending Mortgage Trust
1,306,330	Series 2019-ATR2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (i)	6.05%	07/25/49	1,255,681

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CHL Mortgage Pass-Through Trust
$29,528	Series 2004-8, Class 2A1	4.50%	06/25/19	$17,495
	CIM Trust
1,912,696	Series 2018-J1, Class A22 (i)	3.50%	03/25/48	1,697,703
1,417,313	Series 2019-INV1, Class A11 (i)	4.00%	02/25/49	1,324,156
	Citigroup Global Markets Mortgage Securities VII, Inc.
229	Series 2003-UP2, Class PO1, PO	(d)	12/25/18	203
	Citigroup Mortgage Loan Trust
4,761,641	Series 2018-RP2, Class A1 (i)	3.50%	02/25/58	4,538,306
	COLT Mortgage Loan Trust
10,757,498	Series 2022-5, Class A1 (i)	4.55%	04/25/67	10,444,451
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R01, Class 2B1, 30 Day Average SOFR + 4.46% (a) (i)	9.53%	07/25/31	5,294,828
1,750,311	Series 2019-R01, Class 2M2, 30 Day Average SOFR + 2.56% (a) (i)	7.63%	07/25/31	1,757,063
76,818	Series 2019-R02, Class 1M2, 30 Day Average SOFR + 2.41% (a) (i)	7.48%	08/25/31	76,820
4,000,000	Series 2021-R02, Class 2M2, 30 Day Average SOFR + 2.00% (a) (i)	7.07%	11/25/41	3,932,044
5,000,000	Series 2022-R02, Class 2M2, 30 Day Average SOFR + 3.00% (a) (i)	8.07%	01/25/42	5,029,765
	CSMC Trust
3,861,614	Series 2018-RPL9, Class A1 (a) (i)	3.85%	09/25/57	3,700,417
	Ellington Financial Mortgage Trust
5,596,536	Series 2022-2, Class A1 (i)	4.30%	04/25/67	5,331,866
9,598,487	Series 2023-1, Class A1, steps up to 6.73% on 01/01/27 (i) (k)	5.73%	02/25/68	9,472,269
	Federal Home Loan Mortgage Corporation STACR Debt Notes
9,966,357	Series 2020-HQA5, Class M2, 30 Day Average SOFR + 2.60% (a) (i)	7.67%	11/25/50	10,133,264
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
908,962	Series 2020-DNA1, Class M2, 30 Day Average SOFR + 1.81% (a) (i)	6.88%	01/25/50	909,223
9,361,986	Series 2020-HQA2, Class M2, 30 Day Average SOFR + 3.21% (a) (i)	8.28%	03/25/50	9,601,068
	Federal Home Loan Mortgage Corporation STACR Trust
4,000,000	Series 2019-DNA3, Class B1, 30 Day Average SOFR + 3.36% (a) (i)	8.43%	07/25/49	4,119,466
11,275,000	Series 2019-DNA4, Class B1, 30 Day Average SOFR + 2.81% (a) (i)	7.88%	10/25/49	11,313,073
	Flagstar Mortgage Trust
277,605	Series 2018-2, Class A4 (i)	3.50%	04/25/48	271,041
3,733,706	Series 2018-4, Class B1 (e) (i)	4.18%	07/25/48	3,389,458
1,497,833	Series 2019-2, Class A11 (i)	3.50%	12/25/49	1,334,013
16,102,835	Series 2021-9INV, Class A1 (i)	2.50%	09/25/41	13,869,755
	GCAT Trust
6,224,742	Series 2021-NQM7, Class A1 (i)	1.92%	08/25/66	5,356,629
	GMACM Mortgage Loan Trust
723	Series 2003-J10, Class A1	4.75%	01/25/19	707
	GS Mortgage-Backed Securities Trust
606,550	Series 2019-PJ3, Class A1 (i)	3.50%	03/25/50	557,226

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	GS Mortgage-Backed Securities Trust (Continued)
$6,738,732	Series 2020-PJ5, Class A2 (c) (i)	3.00%	03/27/51	$5,682,881
3,416,704	Series 2021-PJ6, Class A8 (i)	2.50%	11/25/51	2,946,061
	Homeward Opportunities Fund Trust
3,186,754	Series 2022-1, Class A1, steps up to 6.08% on 06/01/26 (i) (k)	5.08%	07/25/67	3,095,700
	JP Morgan Mortgage Trust
4,466	Series 2004-S2, Class 5A1	5.50%	12/25/19	4,000
2,567,644	Series 2015-IVR2, Class A5 (e) (i)	6.62%	01/25/45	2,559,175
1,710,027	Series 2018-5, Class A1 (i)	3.50%	10/25/48	1,510,300
1,189,792	Series 2018-5, Class A13 (i)	3.50%	10/25/48	1,024,690
1,269,598	Series 2018-8, Class A7 (i)	4.00%	01/25/49	1,174,829
1,492,185	Series 2019-1, Class A5 (i)	4.00%	05/25/49	1,382,886
649,214	Series 2019-8, Class A15 (i)	3.50%	03/25/50	570,597
1,183,991	Series 2019-INV2, Class A15 (i)	3.50%	02/25/50	1,056,461
1,210	Series 2019-LTV2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (i)	6.31%	12/25/49	1,210
6,467,683	Series 2020-4, Class A3 (i)	3.00%	11/25/50	5,518,085
4,168,217	Series 2020-INV1, Class A15 (i)	3.50%	08/25/50	3,667,339
	JP Morgan Wealth Management
10,000,000	Series 2020-ATR1, Class A5 (i)	3.00%	02/25/50	8,127,304
	Mello Mortgage Capital Acceptance
3,744,261	Series 2018-MTG2, Class A9 (i)	4.28%	10/25/48	3,533,563
	MetLife Securitization Trust
3,619,663	Series 2018-1A, Class A (i)	3.75%	03/25/57	3,383,264
	MFA Trust
8,763,215	Series 2022-INV1, Class A1, steps up to 4.91% on 03/25/26 (i) (k)	3.91%	04/25/66	8,255,592
	Mill City Mortgage Loan Trust
4,171,371	Series 2018-4, Class A1B (i)	3.50%	04/25/66	3,977,047
	New Residential Mortgage Loan Trust
4,936,289	Series 2015-2A, Class B1 (i)	4.50%	08/25/55	4,674,779
3,692,975	Series 2016-1A, Class A1 (i)	3.75%	03/25/56	3,414,282
8,740,474	Series 2018-3A, Class A1 (i)	4.50%	05/25/58	8,375,231
15,184,768	Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (i)	6.16%	01/25/48	14,825,337
4,438,528	Series 2019-NQM5, Class A1 (i)	2.71%	11/25/59	4,002,729
	OBX Trust
1,334,424	Series 2018-EXP1, Class 1A3 (i)	4.00%	04/25/48	1,232,377
569,119	Series 2018-EXP1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (i)	6.26%	04/25/48	567,124
	Onslow Bay Mortgage Loan Trust
7,950,522	Series 2021-NQM4, Class A1 (a) (i)	1.96%	10/25/61	6,424,363
	PRKCM Trust
8,531,046	Series 2021-AFC1, Class A1 (i)	1.51%	08/25/56	6,706,862
	Provident Funding Mortgage Trust
1,250,203	Series 2019-1, Class A5 (i)	3.00%	12/25/49	1,065,650
2,637,929	Series 2020-1, Class A5 (i)	3.00%	02/25/50	2,256,271
	RUN Trust
8,934,769	Series 2022-NQM1, Class A1 (i)	4.00%	03/25/67	8,453,207
	Seasoned Credit Risk Transfer Trust
5,987,132	Series 2017-2, Class M1 (i)	4.00%	08/25/56	5,848,110

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Sequoia Mortgage Trust
$1,684,466	Series 2017-2, Class A19 (i)	3.50%	02/25/47	$1,494,412
373,632	Series 2017-CH1, Class A13 (i)	4.00%	08/25/47	351,609
5,073,095	Series 2018-CH1, Class B1B (i)	4.45%	03/25/48	4,682,379
3,362,767	Series 2020-1, Class A19 (i)	3.50%	02/25/50	2,990,428
9,864,115	Series 2020-1, Class A7 (i)	3.50%	02/25/50	8,771,920
	Starwood Mortgage Residential Trust
8,163,732	Series 2022-3, Class A1 (i)	4.16%	03/25/67	7,679,570
	TIAA Bank Mortgage Loan Trust
658,170	Series 2018-3, Class A1 (i)	4.00%	11/25/48	610,201
	Towd Point Mortgage Trust
10,831,675	Series 2018-3, Class A1 (i)	3.75%	05/25/58	10,321,575
12,364,500	Series 2019-1, Class A1 (i)	3.75%	03/25/58	11,621,954
	Verus Securitization Trust
2,000,627	Series 2019-INV3, Class A2 (i)	2.95%	11/25/59	1,927,540
6,255,000	Series 2020-INV1, Class A3, steps up to 4.89% on 05/26/24 (i) (k)	3.89%	03/25/60	5,890,270
6,040,565	Series 2021-3, Class A1 (i)	1.05%	06/25/66	5,086,590
11,003,305	Series 2022-5, Class A1, steps up to 4.80% on 06/25/26 (i) (k)	3.80%	04/25/67	10,209,592
	Vista Point Securitization Trust
5,743,000	Series 2020-1, Class M1 (i)	4.15%	03/25/65	5,222,629
	Wells Fargo Mortgage Backed Securities Trust
323,335	Series 2019-1, Class A1 (i)	3.94%	11/25/48	303,852
	WinWater Mortgage Loan Trust
1,119,425	Series 2016-1, Class 1A18 (i)	3.50%	01/20/46	995,877
1,484,569	Series 2016-1, Class 2A3 (i)	3.00%	12/20/30	1,377,183
3,563,161	Series 2016-1, Class B1 (e) (i)	3.77%	01/20/46	3,300,912
				353,942,030
	Commercial Mortgage-Backed Securities — 5.8%
	BAMLL Commercial Mortgage Securities Trust
5,625,000	Series 2013-WBRK, Class A (e) (i)	3.53%	03/10/37	5,044,696
	BBCMS Mortgage Trust
9,394,000	Series 2018-TALL, Class A, 1 Mo. CME Term SOFR + CSA + 0.87% (a) (i)	6.14%	03/15/37	8,577,980
	Benchmark Mortgage Trust
141,470,668	Series 2023-V2, Class XA, IO (e)	0.99%	05/15/55	5,699,500
	BPR Trust
4,682,373	Series 2021-WILL, Class A, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (i)	7.09%	06/15/38	4,519,272
10,000,000	Series 2022-OANA, Class A, 1 Mo. CME Term SOFR + CSA + 1.90% (a) (i)	7.12%	04/15/37	9,797,699
	BX Commercial Mortgage Trust
10,000,000	Series 2019-IMC, Class A, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (i)	6.34%	04/15/34	9,927,645
	CFCRE Commercial Mortgage Trust
76,521,281	Series 2017-C8, Class XA, IO (e)	1.48%	06/15/50	3,204,091
	Citigroup Commercial Mortgage Trust
2,915,000	Series 2014-GC23, Class B	4.18%	07/10/47	2,726,706
87,799,392	Series 2016-P4, Class XA, IO (e)	1.89%	07/10/49	3,613,235
9,158,755	Series 2017-P7, Class A3	3.44%	04/14/50	8,493,543

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust
$3,600,241	Series 2012-CR3, Class AM (i)	3.42%	10/15/45	$3,284,585
10,000,000	Series 2013-CR13, Class AM	4.45%	11/10/46	9,850,068
11,475,000	Series 2014-CR15, Class AM	4.43%	02/10/47	11,200,975
6,850,000	Series 2014-CR21, Class AM	3.99%	12/10/47	6,550,501
	Credit Suisse Mortgage Trust
7,500,000	Series 2020-WEST, Class A (i)	3.04%	02/15/35	5,554,162
	CSAIL Commercial Mortgage Trust
56,985,040	Series 2020-C19, Class XA, IO (e)	1.10%	03/15/53	3,010,617
	DBWF Mortgage Trust
10,844,968	Series 2018-GLKS, Class A, 1 Mo. CME Term SOFR + CSA + 1.13% (a) (i)	6.42%	12/19/30	10,759,342
	FIVE Mortgage Trust
5,000,000	Series 2023-V1, Class A3 (a)	5.67%	02/10/56	4,998,308
33,876,513	Series 2023-V1, Class XA, IO (a)	0.83%	02/10/56	1,073,150
	FREMF Mortgage Trust
725,392,214	Series 2020-1515, Class X2A, IO (i)	0.10%	02/25/35	5,152,969
	Hawaii Hotel Trust
9,290,000	Series 2019-MAUI, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (i)	6.42%	05/15/38	9,238,025
	JP Morgan Chase Commercial Mortgage Securities Trust
4,060,488	Series 2017-JP5, Class A4	3.46%	03/15/50	3,856,639
10,466,125	Series 2018-PHH, Class A, 1 Mo. CME Term SOFR + CSA + 1.21% (a) (i)	6.48%	06/15/35	9,744,265
5,000,000	Series 2020-ACE, Class A (i)	3.29%	01/10/37	4,724,943
	Life Mortgage Trust
5,000,000	Series 2022-BMR2, Class A1, 1 Mo. CME Term SOFR + 1.30% (a) (i)	6.52%	05/15/39	4,929,656
	MHC Commercial Mortgage Trust
6,335,000	Series 2021-MHC, Class A, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (i)	6.14%	04/15/38	6,250,111
	Morgan Stanley Bank of America Merrill Lynch Trust
8,015,000	Series 2014-C15, Class AS	4.26%	04/15/47	7,854,366
6,383,706	Series 2016-C31, Class A4	2.84%	11/15/49	5,817,135
	Morgan Stanley Capital I Trust
7,527,000	Series 2018-MP, Class A (e) (i)	4.28%	07/11/40	6,168,265
7,000,000	Series 2021-L7, Class ASB	2.34%	10/15/54	5,991,208
	One Bryant Park Trust
10,000,000	Series 2019-OBP, Class A (i)	2.52%	09/15/54	8,171,532
	Queens Center Mortgage Trust
6,097,739	Series 2013-QCA, Class A (i)	3.28%	01/11/37	5,661,437
	RBS Commercial Funding, Inc. Trust
7,045,000	Series 2013-GSP, Class A (e) (i)	3.83%	01/15/32	6,839,812
	Ready Capital Mortgage Financing LLC
6,927,859	Series 2021-FL6, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (i)	6.36%	07/25/36	6,776,313
	RIAL 2022-FL8 Issuer Ltd
4,428,000	Series 2022-FL8, Class A, 1 Mo. CME Term SOFR + 2.25% (a) (i)	7.48%	01/19/37	4,364,347
	UBS Commercial Mortgage Trust
11,810,000	Series 2017-C3, Class A3	3.17%	08/15/50	10,868,785

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	VMC Finance LLC
$2,983,500	Series 2021-HT1, Class A, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (i)	6.99%	01/18/37	$2,901,901
	Wells Fargo Commercial Mortgage Trust
2,690,067	Series 2015-LC22, Class ASB	3.57%	09/15/58	2,612,751
7,500,000	Series 2015-NXS2, Class B (e)	4.27%	07/15/58	6,951,664
5,450,000	Series 2020-SDAL, Class C, 1 Mo. CME Term SOFR + CSA + 1.74% (a) (i)	7.08%	02/15/37	5,299,863
	WFLD Mortgage Trust
3,500,000	Series 2014-MONT, Class A (e) (i)	3.75%	08/10/31	2,832,890
				250,894,952
	Total Mortgage-Backed Securities			604,836,982
	(Cost $637,655,251)
U.S. GOVERNMENT BONDS AND NOTES — 5.1%
3,258,275	U.S. Treasury Inflation Indexed Note (l)	0.63%	01/15/24	3,209,051
40,000,000	U.S. Treasury Note	2.25%	03/31/24	39,187,203
60,000,000	U.S. Treasury Note (m)	2.50%	05/31/24	58,575,017
46,000,000	U.S. Treasury Note (m)	0.25%	06/15/24	44,012,727
25,000,000	U.S. Treasury Note	4.25%	10/15/25	24,717,285
49,000,000	U.S. Treasury Note	4.00%	02/15/26	48,235,332
	Total U.S. Government Bonds and Notes			217,936,615
	(Cost $218,176,787)
ASSET-BACKED SECURITIES — 3.6%
	American Credit Acceptance Receivables Trust
4,605,936	Series 2022-1, Class B (i)	1.68%	09/14/26	4,575,020
56,091	Series 2022-2, Class A (i)	2.66%	02/13/26	56,016
	AMSR Trust
5,053,000	Series 2020-SFR4, Class A (i)	1.36%	11/17/37	4,576,535
5,365,000	Series 2020-SFR5, Class A (i)	1.38%	11/17/37	4,855,966
	BMW Vehicle Owner Trust
7,500,000	Series 2023-A, Class A4	5.25%	11/26/29	7,551,818
	CFMT LLC
4,052,000	Series 2021-EBO1, Class M1 (i)	1.65%	11/25/50	3,476,796
	CIG Auto Receivables Trust
572,264	Series 2021-1A, Class A (i)	0.69%	04/14/25	569,923
	Citibank Credit Card Issuance Trust
10,000,000	Series 2017-A6, Class A6, 1 Mo. CME Term SOFR + CSA + 0.77% (a)	6.09%	05/14/29	10,001,940
	Corevest American Finance Trust
8,426,517	Series 2020-1, Class A1 (i)	1.83%	03/15/50	7,994,044
10,136,445	Series 2020-3, Class A (i)	1.36%	08/15/53	9,167,127
7,232,614	Series 2020-4, Class A (i)	1.17%	12/15/52	6,540,311
	CWABS, Inc. Asset-Backed Certificates Trust
2,059,570	Series 2004-5, Class M1, 1 Mo. CME Term SOFR + CSA + 0.86% (a)	6.27%	08/25/34	2,058,649
	Diamond Resorts Owner Trust
3,881,332	Series 2021-1A, Class A (i)	1.51%	11/21/33	3,548,656
	DT Auto Owner Trust
477,585	Series 2021-4A, Class A (i)	0.56%	09/15/25	475,689

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	FNA VI LLC
$6,164,084	Series 2021-1A, Class A (i)	1.35%	01/10/32	$5,621,646
	GLS Auto Receivables Issuer Trust
1,851,685	Series 2021-4A, Class A (i)	0.84%	07/15/25	1,843,993
	GM Financial Consumer Automobile Receivables Trust
8,500,000	Series 2023-3, Class A3	5.45%	06/16/28	8,524,398
	GSAMP Trust
3,905,827	Series 2006-SEA1, Class M2, 1 Mo. CME Term SOFR + CSA + 1.65% (a) (i)	7.06%	05/25/36	4,010,645
	Hyundai Auto Receivables Trust
7,500,000	Series 2023-B, Class A3	5.48%	04/17/28	7,518,746
	M360 Ltd.
5,000,000	Series 2021-CRE3, Class A, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (i)	6.91%	11/22/38	4,913,279
	OSCAR US Funding XIV LLC
3,462,898	Series 2022-1A, Class A2 (i)	1.60%	03/10/25	3,430,820
	Pagaya AI Debt Trust
10,000,000	Series 2023-5, Class A (i)	7.18%	04/15/31	10,009,379
	Sierra Timeshare Receivables Funding LLC
1,375,852	Series 2019-1A, Class A (i)	3.20%	01/20/36	1,323,295
3,069,162	Series 2020-2A, Class A (i)	1.33%	07/20/37	2,849,810
	Tricon American Homes
9,346,446	Series 2020-SFR1, Class A (i)	1.50%	07/17/38	8,307,693
	Verizon Master Trust
10,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (k)	5.23%	11/22/27	9,946,550
22,500,000	Series 2023-4, Class A1A	5.16%	06/20/29	22,548,287
	Total Asset-Backed Securities			156,297,031
	(Cost $159,313,867)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.1%
	Capital Markets — 0.1%
79,159	First Trust Long Duration Opportunities ETF (n)	1,731,207
	(Cost $1,910,905)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 7.6%
20,000,000	U.S. Treasury Bill	(d)	12/14/23	19,605,387
20,000,000	U.S. Treasury Bill	(d)	12/21/23	19,584,913
20,000,000	U.S. Treasury Bill	(d)	12/28/23	19,564,692
40,000,000	U.S. Treasury Bill	(d)	01/04/24	39,088,050
20,000,000	U.S. Treasury Bill (m)	(d)	01/11/24	19,523,791
15,000,000	U.S. Treasury Bill (o)	(d)	02/01/24	14,603,186
20,000,000	U.S. Treasury Bill	(d)	03/21/24	19,336,921
60,000,000	U.S. Treasury Bill	(d)	04/18/24	57,776,824
70,000,000	U.S. Treasury Bill	(d)	05/16/24	67,124,530
55,000,000	U.S. Treasury Bill	(d)	06/13/24	52,531,615
	Total U.S. Treasury Bills			328,739,909
	(Cost $328,759,138)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.4%
60,321,582	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (p)	$60,321,582
	(Cost $60,321,582)
	Total Investments — 113.2%	4,876,484,371
	(Cost $5,163,496,327)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Call Options Purchased — 0.0%
100	2 Year Mid-Curve Options on 3 Months SOFR Futures Call	$24,117,500	$96.75	12/15/23	61,875
100	2 Year Mid-Curve Options on 3 Months SOFR Futures Call	24,130,000	96.75	03/15/24	86,875
120	2 Year Mid-Curve Options on 3 Months SOFR Futures Call	28,966,500	96.75	06/14/24	130,500
100	U.S. 5-Year Treasury Futures Call	10,682,031	109.50	08/25/23	3,125
460	U.S. 10-Year Treasury Futures Call	51,246,875	113.00	08/25/23	107,813
2	U.S. Treasury Long Bond Futures Call	248,875	124.00	08/25/23	3,406
	Total Call Options Purchased				393,594
	(Cost $1,256,964)
	Put Options Purchased — 0.0%
1	U.S. Treasury Long Bond Futures Put	124,438	122.00	08/25/23	625
	(Cost $331)
	Total Purchased Options				394,219
	(Cost $1,257,295)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (7.9)%
	Federal National Mortgage Association
$(75,000,000)	Pool TBA	4.50%	09/01/53	(71,879,882)
(105,000,000)	Pool TBA (j)	3.00%	10/15/52	(92,100,585)
(132,500,000)	Pool TBA (j)	4.50%	10/15/53	(127,091,308)
(55,000,000)	Pool TBA	3.00%	09/01/53	(48,183,007)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(339,254,782)
	(Proceeds $341,007,149)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
	Call Options Written — (0.0)%
(500)	3 Month SOFR Futures Call	(118,550,000)	97.00	03/15/24	(65,625)
(500)	3 Month SOFR Futures Call	(118,950,000)	96.50	06/14/24	(215,625)
(195)	1 Year Mid-Curve Options on 3 Months SOFR Futures Call	(46,946,250)	96.75	06/14/24	(186,468)
(400)	U.S. 2-Year Treasury Futures Call	(81,212,496)	103.50	08/25/23	(0)
(50)	U.S. 2-Year Treasury Futures Call	(10,151,562)	103.75	08/25/23	(0)
(50)	U.S. 2-Year Treasury Futures Call	(10,151,562)	104.50	08/25/23	(0)
(50)	U.S. 5-Year Treasury Futures Call	(5,341,016)	108.00	08/25/23	(8,594)
(25)	U.S. 5-Year Treasury Futures Call	(2,670,508)	111.00	08/25/23	(195)

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(600)	U.S. 5-Year Treasury Futures Call	$(64,448,460)	$108.00	11/24/23	$(595,313)
(217)	U.S. 10-Year Treasury Futures Call	(24,175,156)	118.00	08/25/23	(0)
(125)	U.S. 10-Year Treasury Futures Call	(13,996,094)	116.00	11/24/23	(60,547)
(50)	U.S. Treasury Long Bond Futures Call	(6,221,875)	127.00	08/25/23	(24,219)
(150)	U.S. Treasury Long Bond Futures Call	(18,665,625)	140.00	08/25/23	(0)
(50)	U.S. Treasury Long Bond Futures Call	(6,234,375)	130.00	11/24/23	(63,281)
(225)	U.S. Treasury Long Bond Futures Call	(28,054,688)	132.00	11/24/23	(196,875)
(50)	U.S. Treasury Long Bond Futures Call	(6,234,375)	134.00	11/24/23	(30,469)
(195)	Ultra 10-Year U.S. Treasury Futures Call	(22,811,952)	122.00	08/25/23	(3,047)
(50)	Ultra U.S. Treasury Long Bond Futures Call	(6,610,938)	140.00	08/25/23	(2,344)
	Total Call Options Written				(1,452,602)
	(Premiums received $3,472,422)
	Put Options Written — (0.4)%
(100)	3 Month SOFR Futures Put	(23,790,000)	94.50	06/14/24	(46,250)
(100)	2 Year Mid-Curve Options on 3 Months SOFR Futures Put	(24,117,500)	96.75	12/15/23	(130,625)
(100)	2 Year Mid-Curve Options on 3 Months SOFR Futures Put	(24,130,000)	96.75	03/15/24	(143,125)
(75)	U.S. 2-Year Treasury Futures Put	(15,227,343)	101.00	08/25/23	(11,719)
(375)	U.S. 2-Year Treasury Futures Put	(76,136,715)	101.50	08/25/23	(181,641)
(75)	U.S. 2-Year Treasury Futures Put	(15,227,343)	101.75	08/25/23	(57,422)
(1,350)	U.S. 2-Year Treasury Futures Put	(274,092,174)	102.50	08/25/23	(2,721,095)
(1,072)	U.S. 2-Year Treasury Futures Put	(217,649,489)	103.00	08/25/23	(3,199,251)
(32)	U.S. 2-Year Treasury Futures Put	(6,497,000)	103.75	08/25/23	(143,000)
(175)	U.S. 5-Year Treasury Futures Put	(18,693,554)	105.00	08/25/23	(16,406)
(100)	U.S. 5-Year Treasury Futures Put	(10,682,031)	106.00	08/25/23	(27,344)
(150)	U.S. 5-Year Treasury Futures Put	(16,023,047)	107.00	08/25/23	(100,781)
(1,141)	U.S. 5-Year Treasury Futures Put	(121,881,974)	108.00	08/25/23	(1,542,133)
(340)	U.S. 5-Year Treasury Futures Put	(36,318,905)	109.50	08/25/23	(919,063)
(425)	U.S. 5-Year Treasury Futures Put	(45,650,977)	105.00	11/24/23	(192,578)
(75)	U.S. 10-Year Treasury Futures Put	8,355,469	112.00	08/25/23	(84,375)
(825)	U.S. 10-Year Treasury Futures Put	(92,374,219)	108.00	11/24/23	(425,391)
(50)	U.S. Treasury Long Bond Futures Put	(6,221,875)	124.00	08/25/23	(63,281)
(950)	U.S. Treasury Long Bond Futures Put	(118,215,625)	125.00	08/25/23	(1,647,656)
(625)	U.S. Treasury Long Bond Futures Put	(77,773,438)	128.00	08/25/23	(2,412,109)
(625)	U.S. Treasury Long Bond Futures Put	(77,929,688)	122.00	11/24/23	(1,279,297)
(70)	Ultra U.S. Treasury Long Bond Futures Put	(9,255,313)	128.00	08/25/23	(37,188)
(5)	Ultra U.S. Treasury Long Bond Futures Put	(661,094)	132.00	08/25/23	(8,438)
	Total Put Options Written				(15,390,168)
	(Premiums received $9,400,555)
	Total Written Options				(16,842,770)
	(Premiums received $12,872,977)
	Net Other Assets and Liabilities — (4.9)%				(212,164,575)
	Net Assets — 100.0%				$4,308,616,463

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Futures Contracts at July 31, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	688	Sep-2023	$139,685,500	$(2,698,427)
U.S. 5-Year Treasury Notes	Long	100	Sep-2023	10,682,031	5,227
U.S. 10-Year Treasury Notes	Short	755	Sep-2023	(84,111,719)	190,583
U.S. Treasury Long Bond Futures	Short	3,615	Sep-2023	(449,841,562)	15,763,576
Ultra 10-Year U.S. Treasury Notes	Short	7,043	Sep-2023	(823,920,953)	32,618,232
Ultra U.S. Treasury Bond Futures	Short	1,121	Sep-2023	(148,217,219)	4,066,105
				$(1,355,723,922)	$49,945,296

(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(d)	Zero coupon security.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(g)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2023, securities noted as such are valued at $7,609,670 or 0.2% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31,
2023, securities noted as such amounted to $600,789,884 or 13.9% of net assets.

(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(l)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(m)	All or a portion of this security is segregated as collateral for open futures and options contracts.
(n)	Investment in an affiliated fund.
(o)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2023. Interest will begin accruing on the security’s first settlement date.
(p)	Rate shown reflects yield as of July 31, 2023.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
PO	– Principal-Only Security
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

ASSETS TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$3,506,621,045	$—	$3,499,011,375	$7,609,670
Mortgage-Backed Securities	604,836,982	—	604,836,982	—
U.S. Government Bonds and Notes	217,936,615	—	217,936,615	—
Asset-Backed Securities	156,297,031	—	156,297,031	—
Exchange-Traded Funds*	1,731,207	1,731,207	—	—
U.S. Treasury Bills	328,739,909	—	328,739,909	—
Money Market Funds	60,321,582	60,321,582	—	—
Total Investments	4,876,484,371	62,052,789	4,806,821,912	7,609,670
Purchased Options	394,219	394,219	—	—
Futures Contracts	52,643,723	52,643,723	—	—
Total	$4,929,522,313	$115,090,731	$4,806,821,912	$7,609,670

LIABILITIES TABLE
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(339,254,782)	$—	$(339,254,782)	$—
Written Options	(16,842,770)	(16,842,770)	—	—
Futures Contracts	(2,698,427)	(2,698,427)	—	—
Total	$(358,795,979)	$(19,541,197)	$(339,254,782)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Low Duration Opportunities ETF (LMBS)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at July 31, 2023, and for the fiscal year-to-date period (November 1, 2022 to July 31, 2023) are as follows:

Security Name	Shares at 7/31/2023	Value at 10/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 7/31/2023	Dividend Income
First Trust Long Duration Opportunities ETF	79,159	$523,731	$1,247,572	$—	$(40,096)	$—	$1,731,207	$25,523